United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/15

Date of Reporting Period: Six months ended 01/31/15

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
January 31, 2015
Share Class	Ticker
A	QAACX
C	QCACX
R	QKACX
Institutional	QIACX

Federated MDT All Cap Core Fund
Fund Established 2002

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2014 through January 31, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2015, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Regional Banks	4.2%
Biotechnology	3.8%
Electric Utility	3.6%
Money Center Bank	3.4%
Services to Medical Professionals	2.6%
Property Liability Insurance	2.5%
Specialty Retailing	2.5%
Computer Peripherals	2.1%
Software Packaged/Custom	2.1%
Multi-Line Insurance	2.0%
Department Stores	1.9%
Oil Refiner	1.8%
Semiconductor Manufacturing	1.8%
Commodity Chemicals	1.6%
Telecommunication Equipment & Services	1.6%
Computer Stores	1.5%
Construction Machinery	1.5%
Defense Aerospace	1.5%
Ethical Drugs	1.5%
Computers - Midrange	1.4%
Life Insurance	1.4%
Financial Services	1.3%
Medical Supplies	1.3%
Semiconductor Distribution	1.3%
Soft Drinks	1.3%
Health Care Providers & Services	1.2%
Integrated Domestic Oil	1.2%
Securities Brokerage	1.2%
Semi-Annual Shareholder Report
1

Industry Composition	Percentage of Total Net Assets
Grocery Chain	1.1%
Airline - Regional	1.0%
Auto Original Equipment Manufacturers	1.0%
Oil Well Supply	1.0%
Other Communications Equipment	1.0%
Other[2]	37.6%
Cash Equivalents[3]	2.1%
Other Assets and Liabilities—Net[4]	0.1%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other”.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2015 (unaudited)
Shares			Value
		COMMON STOCKS—97.8%
		Agricultural Chemicals—0.9%
7,000		Bunge Ltd.	$626,710
1,400		CF Industries Holdings, Inc.	427,532
200	[1]	Graham Holdings Co.	187,064
2,500		Scotts Miracle-Gro Co.	158,575
		TOTAL	1,399,881
		Agricultural Machinery—0.8%
9,100		AGCO Corp.	394,394
10,200		Deere & Co.	868,938
		TOTAL	1,263,332
		Airline - National—0.8%
17,100	[1]	United Continental Holdings, Inc.	1,186,227
		Airline - Regional—1.0%
10,000		Alaska Air Group, Inc.	678,700
19,400		Southwest Airlines Co.	876,492
		TOTAL	1,555,192
		Airlines—0.8%
25,000		Delta Air Lines, Inc.	1,182,750
		Apparel—0.2%
2,000	[1]	Ann, Inc.	66,200
1,300		Carter's, Inc.	105,937
2,300		Guess ?, Inc.	43,194
1,400		V.F. Corp.	97,118
		TOTAL	312,449
		AT&T Divestiture—0.7%
33,400		AT&T, Inc.	1,099,528
		Auto Components—0.6%
12,500		Goodyear Tire & Rubber Co.	303,000
5,500		Lear Corp.	551,925
		TOTAL	854,925
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Auto Manufacturing—0.3%
26,800		Ford Motor Co.	$394,228
		Auto Original Equipment Manufacturers—1.0%
300	[1]	AutoZone, Inc.	179,088
15,600		Johnson Controls, Inc.	724,932
2,700	[1]	O'Reilly Automotive, Inc.	505,872
2,200	[1]	Tenneco, Inc.	113,124
		TOTAL	1,523,016
		Auto Rentals—0.6%
7,800	[1]	Avis Budget Group, Inc.	447,018
6,700	[1]	United Rentals, Inc.	555,095
		TOTAL	1,002,113
		Beverages—0.3%
3,500	[1]	Monster Beverage Co.	409,325
		Biotechnology—3.8%
6,800	[1]	Alexion Pharmaceuticals, Inc.	1,246,032
6,100		Amgen, Inc.	928,786
3,600	[1]	Biogen Idec, Inc.	1,400,976
1,800	[1]	Celgene Corp.	214,488
13,300	[1]	Gilead Sciences, Inc.	1,394,239
2,000	[1]	Pharmacyclics, Inc.	337,500
1,100	[1]	Regeneron Pharmaceuticals, Inc.	458,326
		TOTAL	5,980,347
		Building Materials—0.1%
1,700		Lennox International, Inc.	167,127
		Building Supply Stores—0.6%
4,300		Home Depot, Inc.	449,006
7,700		Lowe's Cos., Inc.	521,752
		TOTAL	970,758
		Cable TV—0.9%
7,700		Time Warner, Inc.	600,061
11,900		Viacom, Inc., Class B	766,598
		TOTAL	1,366,659
		Closed End Fund—0.6%
6,800	[1]	Berkshire Hathaway, Inc.	978,588
		Clothing Stores—0.7%
14,000		Gap (The), Inc.	576,660
1,200		Hanesbrands, Inc.	133,656
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Clothing Stores—continued
5,300	[1]	Michael Kors Holdings Ltd.	$375,187
		TOTAL	1,085,503
		Commodity Chemicals—1.6%
4,600		Celanese Corp.	247,296
4,700		Dow Chemical Co.	212,252
4,400		Eastman Chemical Co.	311,916
11,200		LyondellBasell Investment LLC	885,808
1,500		PPG Industries, Inc.	334,320
3,000		RPM International, Inc.	143,580
4,800		Westlake Chemical Corp.	275,088
		TOTAL	2,410,260
		Computer Networking—0.3%
20,800		Juniper Networks, Inc.	472,784
		Computer Peripherals—2.1%
22,300		EMC Corp.	578,239
6,400		Lexmark International, Inc., Class A	255,424
19,800		NetApp, Inc.	748,440
4,800		Sandisk Corp.	364,368
10,800		Western Digital Corp.	1,050,084
18,900		Western Union Co.	321,300
		TOTAL	3,317,855
		Computer Services—0.2%
4,100		Global Payments, Inc.	357,971
		Computer Stores—1.5%
10,800		GameStop Corp.	380,700
42,649	[1]	Ingram Micro, Inc., Class A	1,073,902
2,100	[1]	Insight Enterprises, Inc.	49,707
13,862	[1]	Tech Data Corp.	791,520
		TOTAL	2,295,829
		Computers - High End—0.7%
7,300		IBM Corp.	1,119,163
		Computers - Midrange—1.4%
59,700		Hewlett-Packard Co.	2,156,961
		Construction Machinery—1.5%
14,100		Caterpillar, Inc.	1,127,577
5,800		Joy Global, Inc.	243,252
35,600		Trinity Industries, Inc.	942,332
		TOTAL	2,313,161
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Consumer Finance—0.2%
18,800		Navient Corp.	$371,112
		Copper—0.3%
23,800		Freeport-McMoRan, Inc.	400,078
		Cosmetics & Toiletries—0.7%
21,400		Avon Products, Inc.	165,636
3,800		Estee Lauder Cos., Inc., Class A	268,242
700		International Flavors & Fragrances, Inc.	74,277
5,400	[1]	Sally Beauty Holdings, Inc.	167,832
2,900	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	382,626
		TOTAL	1,058,613
		Crude Oil & Gas Production—0.8%
13,600		Apache Corp.	850,952
22,200		Chesapeake Energy Corp.	425,796
400		EOG Resources, Inc.	35,612
		TOTAL	1,312,360
		Defense Aerospace—1.5%
3,200		Alliant Techsystems, Inc.	416,992
5,300		Boeing Co.	770,461
5,600		General Dynamics Corp.	745,976
8,100	[1]	Spirit Aerosystems Holdings, Inc., Class A	364,824
		TOTAL	2,298,253
		Defense Electronics—0.2%
1,200		Northrop Grumman Corp.	188,340
1,300		Raytheon Co.	130,065
		TOTAL	318,405
		Department Stores—1.9%
2,600		Dillards, Inc., Class A	295,360
14,900		Kohl's Corp.	889,828
16,600		Macy's, Inc.	1,060,408
9,000		Target Corp.	662,490
		TOTAL	2,908,086
		Discount Department Stores—0.6%
5,400		Foot Locker, Inc.	287,388
7,700		Wal-Mart Stores, Inc.	654,346
		TOTAL	941,734
		Diversified Leisure—0.5%
7,300		Carnival Corp.	320,908
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued
		Diversified Leisure—continued
6,200		Royal Caribbean Cruises Ltd.	$468,410
		TOTAL	789,318
		Diversified Oil—0.3%
9,000		Murphy Oil Corp.	404,190
900		Occidental Petroleum Corp.	72,000
		TOTAL	476,190
		Diversified Tobacco—0.3%
8,600		Altria Group, Inc.	456,660
		Education & Training Services—0.2%
11,000	[1]	Apollo Group, Inc., Class A	277,860
2,100		DeVry Education Group, Inc.	89,061
		TOTAL	366,921
		Electric Utilities—0.1%
1,200		Duke Energy Corp.	104,568
		Electric Utility—3.6%
24,600		AES Corp.	300,612
9,400		American Electric Power Co., Inc.	590,414
7,900		Consolidated Edison Co.	547,312
13,400		Edison International	913,210
10,000		Entergy Corp.	875,100
17,500		Exelon Corp.	630,700
15,600		P G & E Corp.	917,436
2,900		PPL Corp.	102,950
16,700		Public Service Enterprises Group, Inc.	712,756
		TOTAL	5,590,490
		Electrical Equipment—0.4%
8,900		Emerson Electric Co.	506,766
4,200	[1]	Sanmina Corp.	88,956
		TOTAL	595,722
		Electronic Equipment Instruments & Components—0.7%
4,600		Apple, Inc.	538,936
10,100		CDW Corp.	346,026
4,600		Garmin Ltd.	240,856
		TOTAL	1,125,818
		Electronic Test/Measuring Equipment—0.0%
1,800	[1]	Itron, Inc.	66,978
		Electronics Stores—0.4%
16,800		Best Buy Co., Inc.	591,360
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued
		Energy Equipment & Services—0.1%
8,200		Superior Energy Services, Inc.	$164,000
		Ethical Drugs—1.5%
1,500		Abbott Laboratories	67,140
4,600		Eli Lilly & Co.	331,200
1,500		Johnson & Johnson	150,210
4,500		Merck & Co., Inc.	271,260
32,200		Pfizer, Inc.	1,006,250
3,700	[1]	United Therapeutics Corp.	522,181
		TOTAL	2,348,241
		Financial Services—1.3%
4,800		American Express Co.	387,312
6,500		Ameriprise Financial, Inc.	812,110
11,600		Discover Financial Services	630,808
2,500		Nelnet, Inc., Class A	109,350
		TOTAL	1,939,580
		Generic Drugs—0.2%
6,800	[1]	Mylan, Inc.	361,420
		Grocery Chain—1.1%
25,700		Kroger Co.	1,774,585
		Health Care Equipment & Supplies—0.0%
500	[1]	Medtronic PLC	35,700
		Health Care Providers & Services—1.2%
10,773	[1]	Anthem, Inc.	1,453,924
5,800	[1]	Quintiles Transnational Holdings, Inc.	350,900
		TOTAL	1,804,824
		Home Products—0.8%
4,100		Energizer Holdings, Inc.	524,841
9,100		Newell Rubbermaid, Inc.	335,517
4,600		Tupperware Brands Corp.	311,006
		TOTAL	1,171,364
		Hospitals—0.6%
13,400	[1]	HCA, Inc.	948,720
		Hotels—0.6%
7,100		Marriott International, Inc., Class A	528,950
5,200		Wyndham Worldwide Corp.	435,708
		TOTAL	964,658
		Household Appliances—0.9%
6,800		Whirlpool Corp.	1,353,744
Semi-Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Household Durables—0.3%
4,600		Stanley Black & Decker, Inc.	$430,790
		Industrial Machinery—0.9%
9,600		Dover Corp.	672,384
8,800		Eaton Corp. PLC	555,192
9,100		Terex Corp.	204,568
		TOTAL	1,432,144
		Integrated Domestic Oil—1.2%
13,500		ConocoPhillips	850,230
6,900		Hess Corp.	465,681
21,900		Marathon Oil Corp.	582,540
		TOTAL	1,898,451
		Integrated International Oil—0.8%
10,900		Chevron Corp.	1,117,577
2,000		Exxon Mobil Corp.	174,840
		TOTAL	1,292,417
		Internet Services—0.0%
300		IAC Interactive Corp.	18,285
		Internet Software & Services—0.5%
3,300	[1]	LinkedIn Corp.	741,642
		Life Insurance—1.4%
15,100		Assured Guaranty Ltd.	368,742
8,500		MetLife, Inc.	395,250
7,400		Principal Financial Group, Inc.	347,282
11,700		Prudential Financial, Inc.	887,796
2,900		StanCorp Financial Group, Inc.	179,916
		TOTAL	2,178,986
		Magazine Publishing—0.0%
500		McGraw Hill Financial, Inc	44,720
		Mail Order—0.1%
2,200		HSN, Inc.	170,368
		Major Steel Producer—0.3%
16,400		United States Steel Corp.	400,816
		Medical Supplies—1.3%
1,900	[1]	Align Technology, Inc.	100,795
5,300		AmerisourceBergen Corp.	503,765
7,600		Baxter International, Inc.	534,356
7,200		Cardinal Health, Inc.	598,968
Semi-Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Medical Supplies—continued
1,500		McKesson Corp.	$318,975
		TOTAL	2,056,859
		Medical Technology—0.6%
3,900	[1]	Edwards Lifesciences Corp.	488,865
500	[1]	Intuitive Surgical, Inc.	247,240
4,000		St. Jude Medical, Inc.	263,480
		TOTAL	999,585
		Miscellaneous Components—0.3%
3,000		Amphenol Corp., Class A	161,130
27,428		Vishay Intertechnology, Inc.	373,569
		TOTAL	534,699
		Miscellaneous Food Products—0.9%
13,800		Archer-Daniels-Midland Co.	643,494
7,300		Fresh Del Monte Produce, Inc.	245,499
5,900		Ingredion, Inc.	475,776
		TOTAL	1,364,769
		Miscellaneous Machinery—0.4%
3,100		Parker-Hannifin Corp.	361,026
3,200		SPX Corp.	267,424
		TOTAL	628,450
		Money Center Bank—3.4%
62,500		Bank of America Corp.	946,875
15,700		Bank of New York Mellon Corp.	565,200
16,800		Citigroup, Inc.	788,760
29,600		JPMorgan Chase & Co.	1,609,648
10,600		State Street Corp.	758,006
14,700		U.S. Bancorp	616,077
		TOTAL	5,284,566
		Motion Pictures—0.4%
6,800		Walt Disney Co.	618,528
		Multi-Industry Capital Goods—0.6%
500		3M Co.	81,150
26,700		General Electric Co.	637,863
5,600		Textron, Inc.	238,336
		TOTAL	957,349
		Multi-Industry Transportation—0.5%
4,500		FedEx Corp.	760,995
Semi-Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued
		Multi-Line Insurance—2.0%
9,600		Allstate Corp.	$669,984
16,500		American International Group, Inc.	806,355
8,900		CIGNA Corp.	950,787
8,300		Hartford Financial Services Group, Inc.	322,870
7,900		Lincoln National Corp.	394,842
		TOTAL	3,144,838
		Mutual Fund Adviser—0.3%
5,800		Franklin Resources, Inc.	298,874
3,700		Waddell & Reed Financial, Inc., Class A	165,427
		TOTAL	464,301
		Office Electronics—0.3%
29,400		Xerox Corp.	387,198
		Office Equipment—0.2%
14,800		Pitney Bowes, Inc.	354,904
		Office Supplies—0.2%
4,500		Avery Dennison Corp.	235,215
		Offshore Driller—0.1%
15,800		Nabors Industries Ltd.	181,858
		Oil Gas & Consumable Fuels—0.6%
9,900		Phillips 66	696,168
4,500		SM Energy Co.	170,190
		TOTAL	866,358
		Oil Refiner—1.8%
11,600		HollyFrontier Corp.	416,672
7,900		Marathon Petroleum Corp.	731,461
7,100		Tesoro Petroleum Corp.	580,283
19,000		Valero Energy Corp.	1,004,720
		TOTAL	2,733,136
		Oil Service, Explore & Drill—0.2%
6,400		Helmerich & Payne, Inc.	381,184
		Oil Well Supply—1.0%
11,200	[1]	Cameron International Corp.	501,536
5,800		Halliburton Co.	231,942
15,500		National-Oilwell, Inc.	843,665
		TOTAL	1,577,143
		Other Communications Equipment—1.0%
7,600		Harris Corp.	510,188
Semi-Annual Shareholder Report
11

Shares		Value
	COMMON STOCKS—continued
	Other Communications Equipment—continued
11,800	Skyworks Solutions, Inc.	$979,990
	TOTAL	1,490,178
	Packaged Foods—0.9%
20,300	ConAgra Foods, Inc.	719,229
4,400	Kellogg Co.	288,552
9,400	Mondelez International, Inc.	331,256
	TOTAL	1,339,037
	Paint & Related Materials—0.3%
1,500	Sherwin-Williams Co.	406,905
	Paper & Forest Products—0.1%
5,600	Domtar, Corp.	214,480
	Paper Products—0.7%
10,500	International Paper Co.	552,930
7,200	Rock-Tenn Co.	467,280
	TOTAL	1,020,210
	Personal & Household—0.2%
5,800	Nu Skin Enterprises, Inc., Class A	237,684
	Personal Loans—0.6%
13,700	Capital One Financial Corp.	1,002,977
	Personnel Agency—0.4%
6,500	Manpower, Inc.	473,720
3,400	Robert Half International, Inc.	197,404
	TOTAL	671,124
	Pharmaceuticals—0.7%
17,600	AbbVie, Inc.	1,062,160
	Poultry Products—0.4%
11,800	Pilgrim's Pride Corp.	320,370
4,000	Sanderson Farms, Inc.	319,840
	TOTAL	640,210
	Printing—0.1%
9,700	Donnelley (R.R.) & Sons Co.	159,759
	Property Liability Insurance—2.5%
4,900	Ace Ltd.	529,004
3,200	Chubb Corp.	313,280
4,500	Everest Re Group Ltd.	771,210
10,700	HCC Insurance Holdings, Inc.	570,738
5,200	PartnerRe Ltd.	594,880
Semi-Annual Shareholder Report
12

Shares			Value
		COMMON STOCKS—continued
		Property Liability Insurance—continued
11,200		The Travelers Cos., Inc.	$1,151,584
		TOTAL	3,930,696
		Railroad—0.4%
5,000		Union Pacific Corp.	586,050
		Regional Banks—4.2%
23,300		BB&T Corp.	822,257
11,000		Comerica, Inc.	456,500
29,600		Fifth Third Bancorp	512,080
17,200		Huntington Bancshares, Inc.	172,344
30,200		KeyCorp	392,298
12,900		PNC Financial Services Group	1,090,566
9,100	[1]	Popular, Inc.	280,553
2,600	[1]	SVB Financial Group	293,540
22,700		SunTrust Banks, Inc.	872,134
29,100		Wells Fargo & Co.	1,510,872
7,200		Zions Bancorp	172,512
		TOTAL	6,575,656
		Rental & Leasing Services—0.1%
3,200		Rent-A-Center, Inc.	109,696
		Restaurants—0.6%
1,200	[1]	Chipotle Mexican Grill, Inc.	851,808
		Road & Rail—0.1%
1,400		Norfolk Southern Corp.	142,758
		Securities Brokerage—1.2%
7,400		Goldman Sachs Group, Inc.	1,275,834
18,900		Morgan Stanley	639,009
		TOTAL	1,914,843
		Semiconductor Distribution—1.3%
25,913	[1]	Arrow Electronics, Inc.	1,426,252
14,515		Avnet, Inc.	604,114
		TOTAL	2,030,366
		Semiconductor Manufacturing—1.8%
11,100		Broadcom Corp.	471,029
34,400		Intel Corp.	1,136,576
17,700	[1]	Micron Technology, Inc.	517,990
12,800		Texas Instruments, Inc.	684,160
		TOTAL	2,809,755
Semi-Annual Shareholder Report
13

Shares			Value
		COMMON STOCKS—continued
		Semiconductor Manufacturing Equipment—0.3%
6,900		Lam Research Corp.	$527,436
		Services to Medical Professionals—2.6%
13,300		Aetna, Inc.	1,221,206
1,000	[1]	Express Scripts Holding Co.	80,710
200	[1]	Henry Schein, Inc.	27,614
4,500		Humana, Inc.	658,980
3,100	[1]	Laboratory Corp. of America Holdings	355,818
2,800		Omnicare, Inc.	209,944
7,600		Quest Diagnostics, Inc.	540,132
9,100		UnitedHealth Group, Inc.	966,875
		TOTAL	4,061,279
		Shipbuilding—0.3%
4,500		Huntington Ingalls Industries, Inc.	524,700
		Soft Drinks—1.3%
14,400		Coca-Cola Enterprises, Inc.	606,240
13,800		Dr. Pepper Snapple Group, Inc.	1,066,326
4,400		PepsiCo, Inc.	412,632
		TOTAL	2,085,198
		Software Packaged/Custom—2.1%
19,200		CA, Inc.	581,760
10,000		Computer Sciences Corp.	606,800
11,700	[1]	Electronic Arts, Inc.	641,862
3,800	[1]	F5 Networks, Inc.	424,156
3,400		Oracle Corp.	142,426
35,500		Symantec Corp.	879,335
		TOTAL	3,276,339
		Specialty Chemicals—0.6%
2,500		Airgas, Inc.	281,600
3,100		Ashland, Inc.	367,412
12,400		Huntsman Corp.	272,304
		TOTAL	921,316
		Specialty Retailing—2.5%
8,000		Abercrombie & Fitch Co., Class A	204,160
2,600	[1]	AutoNation, Inc.	155,012
8,100	[1]	Bed Bath & Beyond, Inc.	605,637
2,900		Big Lots, Inc.	133,139
13,887		CVS Health Corp.	1,363,148
1,700		Children's Place, Inc./The	101,915
Semi-Annual Shareholder Report
14

Shares			Value
		COMMON STOCKS—continued
		Specialty Retailing—continued
6,600		Expedia, Inc.	$567,138
3,800		GNC Holdings, Inc.	168,492
2,700		Nordstrom, Inc.	205,740
16,300		Staples, Inc.	277,915
1,400		Williams-Sonoma, Inc.	109,550
		TOTAL	3,891,846
		Telecommunication Equipment & Services—1.6%
2,400	[1]	Anixter International, Inc.	180,864
12,500	[1]	Arris Group, Inc.	327,750
29,900		Cisco Systems, Inc.	788,314
22,800		Corning, Inc.	541,956
9,100		Qualcomm, Inc.	568,386
		TOTAL	2,407,270
		Telephone Utility—0.6%
26,200		CenturyLink, Inc.	973,854
		Textiles Apparel & Luxury Goods—0.8%
6,000		Nike, Inc., Class B	553,500
6,400		PVH Corp.	705,664
		TOTAL	1,259,164
		Tools and Hardware—0.2%
2,500		Snap-On, Inc.	331,775
		Toys & Games—0.5%
7,600		Hasbro, Inc.	417,392
15,700		Mattel, Inc.	422,330
		TOTAL	839,722
		Truck Manufacturing—0.8%
4,000		Cummins, Inc.	557,840
6,600		OshKosh Truck Corp.	282,810
6,900		PACCAR, Inc.	414,759
		TOTAL	1,255,409
		Undesignated Consumer Cyclicals—0.2%
8,300	[1]	Herbalife Ltd.	252,984
2,100		Weight Watchers International, Inc.	34,776
		TOTAL	287,760
		Uniforms—0.2%
4,600		Cintas Corp.	362,020
		TOTAL COMMON STOCKS (IDENTIFIED COST $125,640,884)	152,157,428
Semi-Annual Shareholder Report
15

Shares			Value
		INVESTMENT COMPANy—2.1%
3,270,412	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	$3,270,412
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $128,911,296)[4]	155,427,840
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	196,579
		TOTAL NET ASSETS—100%	$155,624,419
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$20.47	$17.26	$12.73	$12.48	$10.54	$9.91
Income From Investment Operations:
Net investment income	0.05[1]	0.08[1]	0.09[1]	0.06[1]	0.03[1]	0.05[1]
Net realized and unrealized gain on investments	0.46	3.23	4.49	0.19	1.96	0.67
TOTAL FROM INVESTMENT OPERATIONS	0.51	3.31	4.58	0.25	1.99	0.72
Less Distributions:
Distributions from net investment income	(0.03)	(0.10)	(0.05)	—	(0.05)	(0.09)
Net Asset Value, End of Period	$20.95	$20.47	$17.26	$12.73	$12.48	$10.54
Total Return[2]	2.47%	19.21%	36.10%	2.00%	18.87%	7.18%
Ratios to Average Net Assets:
Net expenses	1.35%[3]	1.35%	1.35%	1.35%	1.34%	1.29%
Net investment income	0.49%[3]	0.41%	0.59%	0.48%	0.21%	0.44%
Expense waiver/reimbursement[4]	0.02%[3]	0.08%	0.16%	0.40%	0.31%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$41,337	$44,678	$34,092	$29,365	$40,227	$54,437
Portfolio turnover	20%	31%	99%	164%	154%	135%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$19.57	$16.55	$12.26	$12.12	$10.27	$9.66
Income From Investment Operations:
Net investment income (loss)	(0.03)[1]	(0.07)[1]	(0.03)[1]	(0.04)[1]	(0.07)[1]	(0.04)[1]
Net realized and unrealized gain on investments	0.44	3.09	4.32	0.18	1.92	0.65
TOTAL FROM INVESTMENT OPERATIONS	0.41	3.02	4.29	0.14	1.85	0.61
Less Distributions:
Distributions from net investment income	—	—	—	—	—	(0.00)[2]
Net Asset Value, End of Period	$19.98	$19.57	$16.55	$12.26	$12.12	$10.27
Total Return[3]	2.10%	18.25%	34.99%	1.16%	18.01%	6.33%
Ratios to Average Net Assets:
Net expenses	2.12%[4]	2.15%	2.15%	2.15%	2.13%	2.08%
Net investment income (loss)	(0.28)%[4]	(0.38)%	(0.21)%	(0.32)%	(0.59)%	(0.36)%
Expense waiver/reimbursement[5]	0.00%[4,6]	0.06%	0.11%	0.36%	0.29%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,116	$35,052	$27,674	$24,440	$31,129	$39,524
Portfolio turnover	20%	31%	99%	164%	154%	135%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
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18

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$20.25	$17.09	$12.62	$12.44	$10.52	$9.91
Income From Investment Operations:
Net investment income (loss)	0.01[1]	(0.01)[1]	0.02[1]	(0.00)[1,2]	(0.04)[1]	(0.01)[1]
Net realized and unrealized gain on investments	0.45	3.20	4.45	0.18	1.97	0.68
TOTAL FROM INVESTMENT OPERATIONS	0.46	3.19	4.47	0.18	1.93	0.67
Less Distributions:
Distributions from net investment income	—	(0.03)	—	—	(0.01)	(0.06)
Net Asset Value, End of Period	$20.71	$20.25	$17.09	$12.62	$12.44	$10.52
Total Return[3]	2.27%	18.68%	35.42%	1.45%	18.33%	6.71%
Ratios to Average Net Assets:
Net expenses	1.76%[4]	1.81%	1.83%	1.85%	1.83%	1.75%
Net investment income (loss)	0.08%[4]	(0.05)%	0.11%	(0.02)%	(0.31)%	(0.09)%
Expense waiver/reimbursement[5]	0.00%[4,6]	0.00%[6]	0.02%	0.25%	0.19%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,968	$5,467	$4,089	$2,718	$2,973	$2,300
Portfolio turnover	20%	31%	99%	164%	154%	135%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$20.71	$17.45	$12.87	$12.61	$10.66	$10.02
Income From Investment Operations:
Net investment income	0.09[1]	0.13[1]	0.12[1]	0.09[1]	0.05[1]	0.08[1]
Net realized and unrealized gain on investments	0.46	3.27	4.55	0.19	1.99	0.68
TOTAL FROM INVESTMENT OPERATIONS	0.55	3.40	4.67	0.28	2.04	0.76
Less Distributions:
Distributions from net investment income	(0.09)	(0.14)	(0.09)	(0.02)	(0.09)	(0.12)
Net Asset Value, End of Period	$21.17	$20.71	$17.45	$12.87	$12.61	$10.66
Total Return[2]	2.63%	19.54%	36.46%	2.23%	19.14%	7.54%
Ratios to Average Net Assets:
Net expenses	1.04%[3]	1.10%	1.10%	1.10%	1.08%	1.01%
Net investment income	0.79%[3]	0.65%	0.84%	0.73%	0.45%	0.69%
Expense waiver/reimbursement[4]	0.00%[3,5]	0.00%[5]	0.05%	0.27%	0.19%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$68,204	$62,770	$39,932	$39,101	$43,197	$41,958
Portfolio turnover	20%	31%	99%	164%	154%	135%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Statement of Assets and Liabilities
January 31, 2015 (unaudited)
Assets:
Total investment in securities, at value including $3,270,412 of investment in an affiliated holding (Note 5) (identified cost $128,911,296)		$155,427,840
Income receivable		190,061
Receivable for investments sold		1,805,603
Receivable for shares sold		416,384
TOTAL ASSETS		157,839,888
Liabilities:
Payable for investments purchased	$1,978,243
Payable for shares redeemed	111,408
Payable for distribution services fee (Note 5)	28,340
Payable for other service fees (Notes 2 and 5)	20,833
Accrued expenses (Note 5)	76,645
TOTAL LIABILITIES		2,215,469
Net assets for 7,490,102 shares outstanding		$155,624,419
Net Assets Consist of:
Paid-in capital		$224,330,341
Net unrealized appreciation of investments		26,516,544
Accumulated net realized loss on investments		(95,541,478)
Undistributed net investment income		319,012
TOTAL NET ASSETS		$155,624,419
Semi-Annual Shareholder Report
21

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($41,336,940 ÷ 1,972,995 shares outstanding), no par value, unlimited shares authorized	$20.95
Offering price per share (100/94.50 of $20.95)	$22.17
Redemption proceeds per share	$20.95
Class C Shares:
Net asset value per share ($40,115,960 ÷ 2,007,720 shares outstanding), no par value, unlimited shares authorized	$19.98
Offering price per share	$19.98
Redemption proceeds per share (99.00/100 of $19.98)	$19.78
Class R Shares:
Net asset value per share ($5,967,678 ÷ 288,127 shares outstanding), no par value, unlimited shares authorized	$20.71
Offering price per share	$20.71
Redemption proceeds per share	$20.71
Institutional Shares:
Net asset value per share ($68,203,841 ÷ 3,221,260 shares outstanding), no par value, unlimited shares authorized	$21.17
Offering price per share	$21.17
Redemption proceeds per share	$21.17
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Statement of Operations
Six Months Ended January 31, 2015 (unaudited)
Investment Income:
Dividends (including $1,030 received from an affiliated holding (Note 5))			$1,415,540
Expenses:
Investment adviser fee (Note 5)		$578,298
Administrative fee (Note 5)		60,347
Custodian fees		5,975
Transfer agent fee (Note 2)		89,787
Directors'/Trustees' fees (Note 5)		1,161
Auditing fees		11,931
Legal fees		5,671
Portfolio accounting fees		40,109
Distribution services fee (Note 5)		158,499
Other service fees (Notes 2 and 5)		100,751
Share registration costs		28,112
Printing and postage		14,778
Miscellaneous (Note 5)		6,875
TOTAL EXPENSES		1,102,294
Reimbursements:
Reimbursement of investment adviser fee (Note 5)	$(1,819)
Reimbursement of other operating expenses (Notes 2 and 5)	(4,356)
TOTAL REIMBURSEMENTS		(6,175)
Net expenses			1,096,119
Net investment income			319,421
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			6,906,219
Net change in unrealized appreciation of investments			(3,509,883)
Net realized and unrealized gain on investments			3,396,336
Change in net assets resulting from operations			$3,715,757
See Notes which are an integral part of the Financial Statements
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23

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2015	Year Ended 7/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$319,421	$335,289
Net realized gain on investments	6,906,219	9,164,512
Net change in unrealized appreciation/depreciation of investments	(3,509,883)	10,835,601
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,715,757	20,335,402
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(54,413)	(197,693)
Class R Shares	—	(7,299)
Institutional Shares	(280,741)	(281,875)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(335,154)	(486,867)
Share Transactions:
Proceeds from sale of shares	28,388,576	49,369,736
Net asset value of shares issued to shareholders in payment of distributions declared	324,869	472,234
Cost of shares redeemed	(24,435,308)	(27,511,670)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,278,137	22,330,300
Change in net assets	7,658,740	42,178,835
Net Assets:
Beginning of period	147,965,679	105,786,844
End of period (including undistributed net investment income of $319,012 and $334,745, respectively)	$155,624,419	$147,965,679
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
24

Notes to Financial Statements
January 31, 2015 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT All Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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25

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
Semi-Annual Shareholder Report
26

additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the six months ended January 31, 2015, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$32,275	$(4,356)
Class C Shares	27,238	—
Class R Shares	8,142	—
Institutional Shares	22,132	—
TOTAL	$89,787	$(4,356)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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27

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$52,719
Class C Shares	48,032
TOTAL	$100,751
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Semi-Annual Shareholder Report
28

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	272,121	$5,738,227	642,335	$12,308,397
Shares issued to shareholders in payment of distributions declared	2,376	52,056	9,944	190,534
Shares redeemed	(484,549)	(10,247,344)	(444,825)	(8,470,347)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(210,052)	$(4,457,061)	207,454	$4,028,584

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	420,294	$8,361,000	489,748	$8,920,830
Shares redeemed	(203,761)	(4,082,508)	(370,986)	(6,763,414)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	216,533	$4,278,492	118,762	$2,157,416

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	61,471	$1,284,347	135,839	$2,583,244
Shares issued to shareholders in payment of distributions declared	—	—	384	7,299
Shares redeemed	(43,324)	(903,747)	(105,525)	(1,968,844)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	18,147	$380,600	30,698	$621,699

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	608,275	$13,005,002	1,276,458	$25,557,265
Shares issued to shareholders in payment of distributions declared	12,322	272,813	14,181	274,401
Shares redeemed	(430,727)	(9,201,709)	(547,542)	(10,309,065)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	189,870	$4,076,106	743,097	$15,522,601
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	214,498	$4,278,137	1,100,011	$22,330,300
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29

4. FEDERAL TAX INFORMATION
At January 31, 2015, the cost of investments for federal tax purposes was $128,911,296. The net unrealized appreciation of investments for federal tax purposes was $26,516,544. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,783,922 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,267,378.
At July 31, 2014, the Fund had a capital loss carryforward of $102,317,915 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$32,727,034	NA	$32,727,034
2018	$69,590,881	NA	$69,590,881
As the result of the tax-free transfer of assets from Federated MDT Tax Aware/All Cap Core Fund in March 2010, the use of certain capital loss carryforwards listed above may be limited.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2015, the Adviser voluntarily reimbursed $4,356 of transfer agent fees.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$144,096
Class R Shares	14,403
TOTAL	$158,499
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2015, FSC retained $22,970 of fees paid by the Fund. For the six months ended January 31, 2015, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Other Service Fees
For the six months ended January 31, 2015, FSSC received $1,943 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2015, FSC retained $8,157 in sales charges from the sale of Class A Shares. FSC also retained $1,375 of CDSC relating to redemptions of Class C Shares.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated to affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.35%, 2.15% and 1.10% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2015, the Adviser reimbursed $1,819. Transactions involving the affiliated holding during the six months ended January 31, 2015, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2014	3,599,784
Purchases/Additions	13,193,207
Sales/Reductions	(13,522,579)
Balance of Shares Held 1/31/2015	3,270,412
Value	$3,270,412
Dividend Income	$1,030
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2015, were as follows:
Purchases	$33,610,810
Sales	$29,811,835
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2014 to January 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2014	Ending Account Value 1/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,024.70	$6.89
Class C Shares	$1,000	$1,021.00	$10.80
Class R Shares	$1,000	$1,022.70	$8.97
Institutional Shares	$1,000	$1,026.30	$5.31
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.40	$6.87
Class C Shares	$1,000	$1,014.52	$10.76
Class R Shares	$1,000	$1,016.33	$8.94
Institutional Shares	$1,000	$1,019.96	$5.30
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.35%
Class C Shares	2.12%
Class R Shares	1.76%
Institutional Shares	1.04%
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Evaluation and Approval of Advisory Contract–May 2014
Federated MDT All Cap Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing
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different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior Officer had specifically noted that the Fund's quantitative investment program is of such a type.
For the periods covered by the Evaluation, the Fund's performance for the both the one-year and three-year periods was above the median of the relevant peer group, and the Fund's performance was at the median of the relevant peer group for the five-year period. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year period, outperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment
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or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the
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Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Notes
[PAGE INTENTIONALLY LEFT BLANK]

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Federated MDT All Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R106
CUSIP 31421R205
CUSIP 31421R718
CUSIP 31421R304
36361 (3/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2015
Share Class	Ticker
A	QABGX
C	QCBGX
R	QKBGX
Institutional	QIBGX

Federated MDT Balanced Fund
Fund Established 2002

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2014 through January 31, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Domestic Equity Securities	56.9%
Corporate Debt Securities	15.2%
International Equity Securities (including International Exchange-Traded Fund)	9.6%
Mortgage-Backed Securities[2]	6.8%
Collateralized Mortgage Obligations	2.5%
U.S. Treasury Securities[3]	2.0%
Asset-Backed Securities	1.2%
Trade Finance Agreements	1.1%
Commercial Mortgage-Backed Securities	0.3%
Foreign Debt Securities	0.2%
Municipal Bond	0.1%
Floating Rate Loan[4]	0.0%
Derivative Contracts[4,5]	0.0%
Other Security Types[4,6]	0.0%
Cash Equivalents[7]	5.9%
Other Assets and Liabilities—Net[8]	(1.8)%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
3	Also includes $176,714 held in U.S. Treasuries pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Other Security Types consist of purchased call options and purchased put options.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At January 31, 2015, the Fund's industry composition9 for its equity securities (excluding exchange-traded funds) was as follows:
Industry Composition	Percentage of Equity Securities
Banks	6.9%
Real Estate Investment Trusts	6.9%
Oil Gas & Consumable Fuels	5.2%
Health Care Providers & Services	5.0%
Insurance	4.7%
Biotechnology	4.6%
Specialty Retail	4.0%
Electronic Equipment Instruments & Components	3.7%
Technology Hardware Storage & Peripherals	3.5%
Machinery	2.9%
Capital Markets	2.8%
Food Products	2.5%
Semiconductors & Semiconductor Equipment	2.5%
Airlines	2.4%
Food & Staples Retailing	2.1%
Multiline Retail	2.1%
Chemicals	1.9%
Communications Equipment	1.8%
Pharmaceuticals	1.8%
Diversified Telecommunication Services	1.6%
Aerospace & Defense	1.5%
Consumer Finance	1.5%
Electric Utilities	1.5%
Beverages	1.4%
IT Services	1.3%
Software	1.3%
Energy Equipment & Services	1.2%
Hotels Restaurants & Leisure	1.2%
Health Care Equipment & Supplies	1.1%
Multi-Utilities	1.1%
Household Durables	1.0%
Textiles Apparel & Luxury Goods	1.0%
Other[10]	16.0%
TOTAL	100.0%
9	Industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
10	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's equity securities have been aggregated under the designation “Other.”
Semi-Annual Shareholder Report

Portfolio of Investments
January 31, 2015 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—58.9%
		Aerospace & Defense—0.9%
2,600		Boeing Co.	$377,962
2,900		General Dynamics Corp.	386,309
1,500		Huntington Ingalls Industries, Inc.	174,900
4,000	[1]	Spirit Aerosystems Holdings, Inc., Class A	180,160
1,601	[1]	Taser International, Inc.	43,243
1,600		Textron, Inc.	68,096
		TOTAL	1,230,670
		Air Freight & Logistics—0.3%
2,100		FedEx Corp.	355,131
		Airlines—1.4%
6,600		Alaska Air Group, Inc.	447,942
11,400		Delta Air Lines, Inc.	539,334
7,800		Southwest Airlines Co.	352,404
9,800	[1]	United Continental Holdings, Inc.	679,826
		TOTAL	2,019,506
		Apparel—0.0%
921		Columbia Sportswear Co.	39,142
703	[1]	Zumiez, Inc.	26,215
		TOTAL	65,357
		Auto Components—0.6%
7,100		Goodyear Tire & Rubber Co.	172,104
5,900		Johnson Controls, Inc.	274,173
3,300		Lear Corp.	331,155
		TOTAL	777,432
		Auto Original Equipment Manufacturers—0.1%
685	[1]	Gentherm, Inc.	25,194
1,750	[1]	Meritor, Inc.	22,400
2,457	[1]	Tenneco, Inc.	126,339
		TOTAL	173,933
		Auto Part Replacement—0.1%
1,700		Genuine Parts Co.	157,998
		Automobiles—0.2%
19,700		Ford Motor Co.	289,787
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Banks—4.1%
12,700		BB&T Corp.	$448,183
37,800		Bank of America Corp.	572,670
8,000		Citigroup, Inc.	375,600
5,200		Comerica, Inc.	215,800
20,900		Fifth Third Bancorp	361,570
13,300		Huntington Bancshares, Inc.	133,266
16,600		JPMorgan Chase & Co.	902,708
21,000		KeyCorp	272,790
7,800		PNC Financial Services Group	659,412
6,300	[1]	Popular, Inc.	194,229
19,500		SunTrust Banks, Inc.	749,190
5,000		U.S. Bancorp	209,550
12,600		Wells Fargo & Co.	654,192
2,400		Zions Bancorp	57,504
		TOTAL	5,806,664
		Beverages—0.9%
7,500		Coca-Cola Enterprises, Inc.	315,750
7,900		Dr. Pepper Snapple Group, Inc.	610,433
1,700	[1]	Monster Beverage Corp.	198,815
900		PepsiCo, Inc.	84,402
		TOTAL	1,209,400
		Biotechnology—2.7%
3,500	[1]	Alexion Pharmaceuticals, Inc.	641,340
3,000		Amgen, Inc.	456,780
626	[1]	Anika Therapeutics, Inc.	24,527
2,100	[1]	Biogen Idec, Inc.	817,236
800	[1]	Celgene Corp.	95,328
651	[1]	Enanta Pharmaceuticals, Inc.	28,280
7,200	[1]	Gilead Sciences, Inc.	754,776
594	[1]	Isis Pharmaceuticals, Inc.	40,695
647	[1]	NewLink Genetics Corp.	23,674
634	[1]	Ophthotech Corp.	35,663
900	[1]	Pharmacyclics, Inc.	151,875
155	[1]	Puma Biotechnology, Inc.	32,717
500	[1]	Regeneron Pharmaceuticals, Inc.	208,330
1,622	[1]	Repligen Corp.	39,398
211	[1]	Synageva BioPharma Corp.	24,311
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Biotechnology—continued
3,300	[1]	United Therapeutics Corp.	$465,729
		TOTAL	3,840,659
		Building Materials—0.0%
747		Apogee Enterprises, Inc.	32,315
		Capital Markets—1.7%
4,600		Ameriprise Financial, Inc.	574,724
2,000		Franklin Resources, Inc.	103,060
3,600		Goldman Sachs Group, Inc.	620,676
9,900		Morgan Stanley	334,719
5,600		State Street Corp.	400,456
9,300		The Bank of New York Mellon Corp.	334,800
		TOTAL	2,368,435
		Chemicals—1.1%
1,000		Airgas, Inc.	112,640
1,000		Ashland, Inc.	118,520
400		CF Industries Holdings, Inc.	122,152
4,400		Dow Chemical Co.	198,704
2,000		Eastman Chemical Co.	141,780
8,400		Huntsman Corp.	184,464
4,700		LyondellBasell Industries NV - Class - A	371,723
600		PPG Industries, Inc.	133,728
700		RPM International, Inc.	33,502
1,600		Scotts Co.	101,488
1,700		Westlake Chemical Corp.	97,427
		TOTAL	1,616,128
		Commercial Services—0.3%
1,500		Cintas Corp.	118,050
7,600		Donnelley (R.R.) & Sons Co.	125,172
10,000		Pitney Bowes, Inc.	239,800
		TOTAL	483,022
		Communications Equipment—1.1%
6,900	[1]	Arris Group, Inc.	180,918
2,276	[1]	Aruba Networks, Inc.	37,736
16,600		Cisco Systems, Inc.	437,659
1,200	[1]	F5 Networks, Inc.	133,944
5,900		Harris Corp.	396,067
2,045	[1]	Infinera Corp.	32,966
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Communications Equipment—continued
8,200		Juniper Networks, Inc.	$186,386
2,200		Qualcomm, Inc.	137,412
		TOTAL	1,543,088
		Computer Services—0.1%
830	[1]	EPAM Systems, Inc.	40,612
389		Fair Isaac & Co., Inc.	27,755
964	[1]	Manhattan Associates, Inc.	43,033
		TOTAL	111,400
		Consumer Finance—0.9%
2,400		American Express Co.	193,656
7,100		Capital One Financial Corp.	519,791
5,900		Discover Financial Services	320,842
11,100		Navient Corp.	219,114
200		Nelnet, Inc., Class A	8,748
		TOTAL	1,262,151
		Containers & Packaging—0.3%
2,800		Avery Dennison Corp.	146,356
3,600		Rock-Tenn Co., Class A	233,640
		TOTAL	379,996
		Defense Aerospace—0.0%
254	[1]	Teledyne Technologies, Inc.	24,140
		Diversified Consumer Services—0.4%
8,100	[1]	Apollo Education Group, Inc.	204,606
1,500		DeVry Education Group, Inc.	63,615
300	[1]	Graham Holdings, Co.	280,596
		TOTAL	548,817
		Diversified Financial Services—0.4%
3,900	[1]	Berkshire Hathaway, Inc., Class B	561,249
		Diversified Telecommunication Services—0.9%
21,000		AT&T, Inc.	691,320
16,800		CenturyLink, Inc.	624,456
		TOTAL	1,315,776
		Education & Training Services—0.1%
870	[1]	Grand Canyon Education, Inc.	38,123
497	[1]	Strayer Education, Inc.	33,299
		TOTAL	71,422
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Electric Utilities—0.9%
3,400		American Electric Power Co., Inc.	$213,554
4,000		Edison International	272,600
4,000		Entergy Corp.	350,040
7,800		Exelon Corp.	281,112
2,900		PPL Corp.	102,950
		TOTAL	1,220,256
		Electrical Equipment—0.4%
370		Belden, Inc.	30,688
4,500		Eaton Corp PLC	283,905
3,700		Emerson Electric Co.	210,678
484		EnerSys, Inc.	28,256
		TOTAL	553,527
		Electronic Equipment Instruments & Components—2.2%
1,479	[1]	Anixter International, Inc.	111,458
15,700	[1]	Arrow Electronics, Inc.	864,128
7,100		Avnet, Inc.	295,502
5,300		CDW Corp.	181,578
6,700		Corning, Inc.	159,259
4,700	[1]	Ingram Micro, Inc., Class A	118,346
1,900	[1]	Insight Enterprises, Inc.	44,973
1,400	[1]	Itron, Inc.	52,094
9,200		Jabil Circuit, Inc.	189,612
7,000	[1]	Sanmina Corp.	148,260
11,300	[1]	Tech Data Corp.	645,230
22,000		Vishay Intertechnology, Inc.	299,640
		TOTAL	3,110,080
		Electronics Stores—0.0%
502	[1]	REX American Resources Corp.	27,866
		Energy Equipment & Services—0.7%
100		Bristow Group, Inc.	5,571
7,000	[1]	Cameron International Corp.	313,460
800		Halliburton Co.	31,992
4,200		Helmerich & Payne, Inc.	250,152
6,800		National-Oilwell, Inc.	370,124
511		US Silica Holdings, Inc.	12,877
		TOTAL	984,176
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financial Services—0.0%
681		Deluxe Corp.	$44,217
		Food & Staples Retailing—1.2%
7,300		CVS Health Corp.	716,568
12,400		Kroger Co.	856,220
2,000		Wal-Mart Stores, Inc.	169,960
		TOTAL	1,742,748
		Food Products—1.5%
9,300		Archer-Daniels-Midland Co.	433,659
3,100		Bunge Ltd.	277,543
9,700		ConAgra Foods, Inc.	343,671
4,289		Fresh Del Monte Produce, Inc.	144,239
3,700		Ingredion, Inc.	298,368
2,900		Kellogg Co.	190,182
8,300	[1]	Pilgrims Pride Corp.	225,345
2,641		Sanderson Farms, Inc.	211,174
		TOTAL	2,124,181
		Furniture—0.0%
1,450	[1]	Select Comfort Corp.	43,268
		Generic Drugs—0.0%
909	[1]	Lannett Co., Inc.	43,114
		Grocery Chain—0.0%
341		Casey's General Stores, Inc.	31,133
		Health Care Equipment & Supplies—0.7%
700		Abbott Laboratories	31,332
1,000		Bard (C.R.), Inc.	171,030
2,500		Baxter International, Inc.	175,775
14,300	[1]	Boston Scientific Corp.	211,783
1,600	[1]	Edwards Lifesciences Corp.	200,560
200	[1]	Intuitive Surgical, Inc.	98,896
1,161	[1]	Zeltiq Aesthetics, Inc.	37,396
		TOTAL	926,772
		Health Care Providers & Services—2.9%
7,400		Aetna, Inc.	679,468
2,600		AmerisourceBergen Corp.	247,130
5,100	[1]	Anthem, Inc.	688,296
5,100		CIGNA Corp.	544,833
2,700		Cardinal Health, Inc.	224,613
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care Providers & Services—continued
600	[1]	Express Scripts Holding Co.	$48,426
6,200	[1]	HCA Holdings, Inc.	438,960
1,900		Humana, Inc.	278,236
2,100	[1]	Laboratory Corp. of America Holdings	241,038
500		McKesson Corp.	106,325
3,700		Quest Diagnostics, Inc.	262,959
3,700		UnitedHealth Group, Inc.	393,125
		TOTAL	4,153,409
		Home Products—0.2%
246		Spectrum Brands Holdings, Inc.	22,061
3,001		Tupperware Brands Corp.	202,898
		TOTAL	224,959
		Hotels Restaurants & Leisure—0.7%
500	[1]	Chipotle Mexican Grill, Inc.	354,920
4,900		Marriott International, Inc., Class A	365,050
2,000		Royal Caribbean Cruises, Ltd.	151,100
1,200		Wyndham Worldwide Corp.	100,548
		TOTAL	971,618
		Household Durables—0.6%
3,100		Garmin Ltd.	162,316
3,800		Newell Rubbermaid, Inc.	140,106
2,600		Whirlpool Corp.	517,608
		TOTAL	820,030
		Household Products—0.0%
400		Energizer Holdings, Inc.	51,204
		Independent Power and Renewable Electricity Producers—0.1%
15,600		AES Corp.	190,632
		Industrial Conglomerates—0.3%
200		3M Co.	32,460
14,200		General Electric Co.	339,238
		TOTAL	371,698
		Industrial Machinery—0.4%
1,034	[1]	Chart Industries, Inc.	29,469
5,400		Dover Corp.	378,216
945	[1]	Rexnord Corp.	23,389
2,100		SPX Corp.	175,497
		TOTAL	606,571
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Insurance—2.8%
2,400		Ace, Ltd.	$259,104
3,600		Allstate Corp.	251,244
6,900		American International Group, Inc.	337,203
2,300		Chubb Corp.	225,170
2,200		Everest Re Group Ltd.	377,036
7,400		HCC Insurance Holdings, Inc.	394,716
3,000		Lincoln National Corp.	149,940
2,200		MetLife, Inc.	102,300
4,100		PartnerRe Ltd.	469,040
7,300		Prudential Financial	553,924
1,900		StanCorp Financial Group, Inc.	117,876
6,900		The Travelers Cos, Inc.	709,458
		TOTAL	3,947,011
		Insurance Brokerage—0.0%
867		AmTrust Financial Services, Inc.	43,888
		Internet & Catalog Retail—0.3%
2,500		Expedia, Inc.	214,825
1,763		HSN, Inc.	136,527
		TOTAL	351,352
		Internet Software & Services—0.3%
753	[1]	Envestnet, Inc.	38,757
300		IAC Interactive Corp.	18,285
1,600	[1]	LinkedIn Corp.	359,584
800	[1]	LogMeIn, Inc.	38,040
		TOTAL	454,666
		IT Services—0.8%
4,000		Amdocs Ltd.	192,720
5,400		Computer Sciences Corp.	327,672
2,400		Global Payments, Inc.	209,544
10,000		Western Union Co.	170,000
14,300		Xerox Corp.	188,331
		TOTAL	1,088,267
		Leisure Equipment & Products—0.2%
3,200		Hasbro, Inc.	175,744
4,800		Mattel, Inc.	129,120
		TOTAL	304,864
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Machinery—1.7%
4,100		AGCO Corp.	$177,694
7,200		Caterpillar, Inc.	575,784
2,400		Cummins, Inc.	334,704
2,700		Deere & Co.	230,013
3,000		Joy Global, Inc.	125,820
3,100		OshKosh Truck Corp.	132,835
2,900		PACCAR, Inc.	174,319
6,200		Terex Corp.	139,376
19,700		Trinity Industries, Inc.	521,459
		TOTAL	2,412,004
		Media—0.4%
4,300		Time Warner, Inc.	335,099
4,400		Viacom, Inc., Class B - New	283,448
		TOTAL	618,547
		Medical Supplies—0.1%
883	[1]	NuVasive, Inc.	40,901
780		Owens & Minor, Inc.	26,699
660		Steris Corp.	43,045
		TOTAL	110,645
		Medical Technology—0.1%
676		Abaxis, Inc.	41,560
1,205	[1]	Masimo Corp.	30,752
1,146	[1]	Natus Medical, Inc.	43,090
		TOTAL	115,402
		Metal Fabrication—0.1%
532		CIRCOR International, Inc.	26,275
1,238		Mueller Industries, Inc.	38,861
931		Worthington Industries, Inc.	27,865
		TOTAL	93,001
		Metals & Mining—0.3%
14,100		Freeport-McMoRan, Inc.	237,021
7,500		United States Steel Corp.	183,300
		TOTAL	420,321
		Miscellaneous Communications—0.0%
897		West Corp.	29,332
		Multi-Utilities—0.7%
1,100		Ameren Corp.	49,808
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Multi-Utilities—continued
2,500		Consolidated Edison Co.	$173,200
7,500		P G & E Corp.	441,075
6,800		Public Service Enterprises Group, Inc.	290,224
		TOTAL	954,307
		Multiline Retail—1.3%
2,400		Big Lots, Inc.	110,184
884	[1]	Burlington Stores, Inc.	44,103
10,400		Kohl's Corp.	621,088
9,200		Macy's, Inc.	587,696
700		Nordstrom, Inc.	53,340
100	[1]	Sears Holdings Corp.	3,184
4,800		Target Corp.	353,328
		TOTAL	1,772,923
		Office Furniture—0.0%
883		HNI Corp.	43,488
		Oil Gas & Consumable Fuels—3.1%
6,000		Apache Corp.	375,420
16,300		Chesapeake Energy Corp.	312,634
4,400		Chevron Corp.	451,132
6,100		ConocoPhillips	384,178
300		Exxon Mobil Corp.	26,226
3,200		Hess Corp.	215,968
6,700		HollyFrontier Corp.	240,664
14,900		Marathon Oil Corp.	396,340
3,500		Marathon Petroleum Corp.	324,065
5,400		Murphy Oil Corp.	242,514
5,400		Phillips 66	379,728
3,700		Tesoro Petroleum Corp.	302,401
13,900		Valero Energy Corp.	735,032
		TOTAL	4,386,302
		Oil Refiner—0.0%
942		Delek US Holdings, Inc.	29,061
		Oil Well Supply—0.0%
796		Carbo Ceramics, Inc.	26,093
		Packaged Foods—0.0%
450	[1]	United Natural Foods, Inc.	34,776
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Packaging—0.0%
968	[1]	Berry Plastics Group, Inc.	$32,738
		Paint & Related Materials—0.0%
588		Fuller (H.B.) Co.	24,196
		Paper & Forest Products—0.3%
1,103	[1]	Boise Cascade Co.	44,605
3,600		Domtar Corp.	137,880
5,300		International Paper Co.	279,098
		TOTAL	461,583
		Personal Loans—0.0%
176	[1]	Credit Acceptance Corp.	27,745
		Personal Products—0.4%
9,700		Avon Products, Inc.	75,078
2,200		Estee Lauder Cos., Inc., Class A	155,298
5,400	[1]	Herbalife Ltd.	164,592
4,300		Nu Skin Enterprises, Inc.	176,214
		TOTAL	571,182
		Personnel Agency—0.0%
795		Maximus, Inc.	44,297
		Pharmaceuticals—1.1%
7,800		AbbVie, Inc.	470,730
1,146	[1]	Impax Laboratories, Inc.	42,024
1,800		Lilly (Eli) & Co.	129,600
2,900		Merck & Co., Inc.	174,812
2,500	[1]	Mylan, Inc.	132,875
303	[1]	Pacira Pharmaceuticals, Inc.	32,527
16,300		Pfizer, Inc.	509,375
		TOTAL	1,491,943
		Plastic—0.0%
812		Polyone Corp.	28,899
		Professional Services—0.4%
1,100		Dun & Bradstreet Corp.	126,621
3,500		Manpower Group, Inc.	255,080
3,000		Robert Half International, Inc.	174,180
		TOTAL	555,881
		Property Liability Insurance—0.0%
1,288		Universal Insurance Holdings, Inc.	29,920
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Railroad—0.0%
811		Greenbrier Cos., Inc.	$42,115
		Real Estate Investment Trusts—4.1%
2,900		American Tower Corp.	281,155
2,200		Avalonbay Communities, Inc.	380,578
9,000		BioMed Realty Trust, Inc.	220,050
1,200		Boston Properties, Inc.	166,560
9,000		CubeSmart, REIT	221,760
5,500		DCT Industrial Trust, Inc.	207,680
2,000		Essex Property Trust, Inc.	452,100
3,500		Extra Space Storage, Inc.	231,000
11,000		General Growth Properties, Inc.	331,980
24,000		Hersha Hospitality Trust	160,320
6,000		Kilroy Realty Corp.	444,900
17,725		Kite Realty Group Trust	541,676
8,000		LaSalle Hotel Properties	323,680
7,500		Pebblebrook Hotel Trust	348,300
6,300		Regency Centers Corp.	431,928
1,500		Simon Property Group, Inc.	297,990
25,000	[1]	Strategic Hotels & Resorts, Inc.	335,500
9,586		Sunstone Hotel Investors, Inc.	163,441
1,000	[1]	Urban Edge Properties	23,740
2,000		Vornado Realty Trust	220,880
		TOTAL	5,785,218
		Recreational Vehicles—0.0%
596		Brunswick Corp.	32,351
		Regional Banks—0.1%
1,017		Bank of the Ozarks, Inc.	32,981
1,703	[1]	Western Alliance Bancorp	43,784
		TOTAL	76,765
		Restaurants—0.1%
293		Cracker Barrel Old Country Store, Inc.	39,411
302		DineEquity, Inc.	32,238
502		Jack in the Box, Inc.	42,565
1,077		Sonic Corp.	32,601
		TOTAL	146,815
		Road & Rail—0.3%
2,400	[1]	Avis Budget Group, Inc.	137,544
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Road & Rail—continued
400		Norfolk Southern Corp.	$40,788
2,400		Union Pacific Corp.	281,304
		TOTAL	459,636
		Semiconductor Distribution—0.0%
405	[1]	Tyler Technologies, Inc.	42,962
		Semiconductor Manufacturing—0.0%
2,430	[1]	Integrated Device Technology, Inc.	44,445
		Semiconductor Manufacturing Equipment—0.1%
1,205		Mentor Graphics Corp.	27,727
1,078		Tessera Technologies, Inc.	39,972
		TOTAL	67,699
		Semiconductors & Semiconductor Equipment—1.5%
704	[1]	Ambarella, Inc.	38,938
6,800		Broadcom Corp.	288,558
14,400		Intel Corp.	475,776
3,700		Lam Research Corp.	282,828
10,100	[1]	Micron Technology, Inc.	295,577
5,500		Skyworks Solutions, Inc.	456,775
4,700		Texas Instruments, Inc.	251,215
		TOTAL	2,089,667
		Services to Medical Professionals—0.1%
902	[1]	Bio-Reference Laboratories, Inc.	30,244
325	[1]	Centene Corp.	35,477
521	[1]	Molina Healthcare, Inc.	26,524
635	[1]	Team Health Holdings, Inc.	32,830
		TOTAL	125,075
		Shoes—0.0%
1,006		Brown Shoe Co., Inc.	28,560
490	[1]	Genesco, Inc.	35,011
		TOTAL	63,571
		Software—0.8%
14,300		CA, Inc.	433,290
4,500	[1]	Electronic Arts, Inc.	246,870
789		SS&C Technologies Holdings, Inc.	43,655
16,000		Symantec Corp.	396,320
		TOTAL	1,120,135
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Software Packaged/Custom—0.3%
1,009	[1]	Aspen Technology, Inc.	$35,663
970	[1]	Barracuda Networks, Inc.	32,844
722		Blackbaud, Inc.	31,559
815	[1]	Fleetmatics Group PLC	28,859
565	[1]	Guidewire Software, Inc.	28,307
188	[1]	MicroStrategy, Inc., Class A	30,381
823	[1]	Omnicell, Inc.	26,196
830	[1]	PTC, Inc.	27,730
1,281		Pegasystems, Inc.	25,069
748	[1]	Qualys, Inc.	28,439
1,230	[1]	Take-Two Interactive Software, Inc.	36,556
1,398	[1]	VASCO Data Security International, Inc.	30,057
		TOTAL	361,660
		Specialty Chemicals—0.2%
389		Chemed Corp.	39,344
1,000		Sherwin-Williams Co.	271,270
		TOTAL	310,614
		Specialty Machinery—0.0%
742		Woodward Governor Co.	33,101
		Specialty Retail—2.3%
5,200		Abercrombie & Fitch Co., Class A	132,704
1,400	[1]	Ann, Inc.	46,340
1,800	[1]	AutoNation, Inc.	107,316
300	[1]	AutoZone, Inc.	179,088
2,600	[1]	Bed Bath & Beyond, Inc.	194,402
7,100		Best Buy Co., Inc.	249,920
1,200		Children's Place, Inc./The	71,940
4,700		Foot Locker, Inc.	250,134
7,400		GameStop Corp.	260,850
8,200		Gap (The), Inc.	337,758
3,800		Guess ?, Inc.	71,364
1,400		Home Depot, Inc.	146,188
4,800		Lowe's Cos., Inc.	325,248
1,400	[1]	O'Reilly Automotive, Inc.	262,304
542	[1]	Outerwall, Inc.	33,647
637		Penske Automotive Group, Inc.	30,799
2,300		Rent-A-Center, Inc.	78,844
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Specialty Retail—continued
3,900	[1]	Sally Beauty Holdings, Inc.	$121,212
13,300		Staples, Inc.	226,765
1,400	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	184,716
		TOTAL	3,311,539
		Specialty Retailing—0.0%
592	[1]	Asbury Automotive Group, Inc.	43,932
		Technology Hardware Storage & Peripherals—2.0%
2,700		Apple, Inc.	316,332
1,600		Diebold, Inc.	49,920
6,600		EMC Corp. Mass	171,138
26,600		Hewlett-Packard Co.	961,058
3,800		International Business Machines Corp.	582,578
2,800		Lexmark International, Inc.	111,748
8,700		NetApp, Inc.	328,860
3,800		Western Digital Corp.	369,474
		TOTAL	2,891,108
		Telecommunication Equipment & Services—0.1%
1,027	[1]	Neustar, Inc, Class A	27,000
577		Plantronics, Inc.	26,444
2,388	[1]	Polycom, Inc.	31,760
		TOTAL	85,204
		Textiles Apparel & Luxury Goods—0.6%
900		Carter's, Inc.	73,341
334	[1]	G-III Apparel Group Ltd.	32,465
2,300		Nike, Inc., Class B	212,175
2,400		PVH Corp.	264,624
3,921	[1]	Skechers USA, Inc., Class A	236,632
		TOTAL	819,237
		Tobacco—0.1%
3,400		Altria Group, Inc.	180,540
		Trading Companies & Distributors—0.2%
3,400	[1]	United Rentals, Inc.	281,690
		Trucking—0.1%
1,312		Knight Transportation, Inc.	37,379
471	[1]	Old Dominion Freight Lines, Inc.	33,026
		TOTAL	70,405
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Undesignated Consumer Cyclicals—0.1%
676	[1]	Euronet Worldwide, Inc.	$30,684
490	[1]	Parexel International Corp.	29,870
1,413		Weight Watchers International, Inc.	23,399
		TOTAL	83,953
		Undesignated Consumer Staples—0.0%
793	[1]	Medifast, Inc.	25,130
411	[1]	USANA, Inc.	40,295
		TOTAL	65,425
		Undesignated Health—0.0%
1,024		HealthSouth Corp.	45,158
		Wireless Communications—0.0%
860		InterDigital, Inc.	42,983
		TOTAL COMMON STOCKS (IDENTIFIED COST $69,818,753)	83,713,572
		ASSET-BACKED SECURITIES—1.1%
		Auto Receivables—1.1%
$300,000		BMW Vehicle Trust 2014-1, A4, 0.990%, 08/21/2017	300,211
250,000		Bank of America Credit Card Trust 2014-A2, A, 0.436%, 09/16/2019	249,833
24,362		CS First Boston Mortgage Securities Corp. 2002-HE4, AF, 5.510%, 08/25/2032	27,779
250,000		Citibank Credit Card Issuance Trust 2014-A2, A2, 1.020%, 02/22/2019	250,294
300,000		Discover Card Master Trust I 2012—B3, B3, 0.616%, 05/15/2018	300,197
400,000		GE Dealer Floorplan Master Note Trust 2012-3, A, 0.658%, 06/20/2017	400,405
100,000		Navient Student Loan Trust 2014-1, A2, 0.478%, 03/27/2023	99,958
25,000		Santander Drive Auto Receivables Trust 2013-1, D, 2.270%, 01/15/2019	25,086
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,649,225)	1,653,763
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.4%
		Commercial Mortgage—1.4%
1,031		Bear Stearns Mortgage Securities, Inc., 1997-6 1A, 6.391%, 3/25/2031	1,062
200,000		Citigroup Commercial Mortgage Trust 2013-GC11 B, 3.732%, 4/10/2046	208,675
70,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	76,221
125,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	138,324
200,000	[2,3]	Commercial Mortgage Trust 2013-CR8 B, 3.968%, 6/10/2046	213,568
200,000		Commercial Mortgage Trust 2014-LC17 B, 4.490%, 10/10/2047	221,039
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$200,000	[2,3]	FREMF Mortgage Trust 2013-K25, B, 3.618%, 11/25/2045	$209,024
3,289		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	3,622
5,850		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	6,566
11,031		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	12,495
14,199		Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	15,860
427		Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	441
2,662		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	2,801
100,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	109,613
135,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.740%, 5/10/2045	150,958
10,484		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	11,853
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.266%, 2/12/2051	112,581
50,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.083%, 12/12/2049	55,239
100,000		Morgan Stanley Capital I 2012-C4 AS, 3.773%, 3/15/2045	107,896
150,000	[2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6 B, 3.875%, 4/10/2046	158,153
25,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	27,886
150,000		WF-RBS Commercial Mortgage Trust 2014-C25 B, 4.236%, 11/15/2047	161,969
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,894,566)	2,005,846
		CORPORATE BONDS—12.1%
		Basic Industry - Chemicals—0.2%
100,000		Albemarle Corp., Sr. Note, 5.100%, 02/01/2015	100,000
20,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.000%, 12/07/2015	20,438
35,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	39,724
70,000		RPM International, Inc., 6.500%, 02/15/2018	78,861
20,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	23,150
22,000		Rohm & Haas Co., 6.000%, 09/15/2017	24,429
		TOTAL	286,602
		Basic Industry - Metals & Mining—0.8%
50,000		Alcan, Inc., 5.000%, 06/01/2015	50,744
100,000		Alcoa, Inc., 5.870%, 02/23/2022	112,496
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$80,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	$94,474
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	13,542
100,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	95,239
100,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.500%, 07/30/2020	108,013
62,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	64,575
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	44,123
20,000	[2,3]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.200%, 10/01/2022	18,893
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	100,590
85,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.500%, 07/15/2018	98,159
150,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.250%, 12/14/2018	152,483
20,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	21,243
160,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	185,667
		TOTAL	1,160,241
		Basic Industry - Paper—0.0%
10,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.250%, 03/15/2023	10,203
20,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.700%, 03/15/2021	22,379
		TOTAL	32,582
		Capital Goods - Aerospace & Defense—0.3%
50,000	[2,3]	BAE Systems Holdings, Inc., Series 144A, 5.200%, 8/15/2015	51,171
211,000	[2,3]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	227,880
20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	22,328
10,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	10,612
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	54,277
		TOTAL	366,268
		Capital Goods - Building Materials—0.0%
14,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	16,783
		Capital Goods - Construction Machinery—0.0%
40,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/01/2021	46,247
		Capital Goods - Diversified Manufacturing—0.4%
15,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 05/08/2022	15,603
15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 04/15/2020	16,710
60,000		Dover Corp., Note, 5.450%, 03/15/2018	67,379
30,000		Emerson Electric Co., 4.875%, 10/15/2019	34,311
200,000		General Electric Co., Sr. Unsecd. Note, 4.125%, 10/09/2042	222,261
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$80,000		Hubbell, Inc., 5.950%, 06/01/2018	$91,023
50,000		Pentair, Ltd., Company Guarantee, 5.000%, 05/15/2021	57,077
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 2/15/2067	36,400
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	18,154
		TOTAL	558,918
		Capital Goods - Environmental—0.1%
85,000		Republic Services, Inc., Company Guarantee, 5.500%, 9/15/2019	97,562
		Capital Goods - Packaging—0.0%
45,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.900%, 06/15/2022	47,104
10,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.000%, 03/01/2023	10,599
10,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.450%, 03/01/2019	10,775
		TOTAL	68,478
		Communications - Cable & Satellite—0.1%
90,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.150%, 04/30/2020	104,322
30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	37,194
		TOTAL	141,516
		Communications - Media & Entertainment—0.5%
75,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	97,103
30,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.250%, 11/15/2017	30,292
25,000		Moody's Corp., Sr. Unsecd. Note, 5.500%, 09/01/2020	29,049
75,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	83,749
20,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	21,194
100,000	[2,3]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.000%, 05/17/2016	103,712
30,000		Viacom, Inc., 2.500%, 09/01/2018	30,664
25,000		Viacom, Inc., Sr. Unsecd. Note, 2.500%, 12/15/2016	25,649
100,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	103,812
150,000		WPP Finance 2010, Sr. Unsecd. Note, 5.625%, 11/15/2043	186,396
		TOTAL	711,620
		Communications - Telecom Wireless—0.3%
100,000		American Tower Corp., Sr. Unsecd. Note, 3.400%, 02/15/2019	103,352
50,000		American Tower Corp., Sr. Unsecd. Note, 4.500%, 01/15/2018	53,554
100,000	[2,3]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 01/15/2017	106,081
90,000		Orange SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	102,890
30,000	[2,3]	SBA Tower Trust, Series 144A, 5.101%, 04/17/2017	31,577
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—continued
$90,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 05/15/2022	$97,228
		TOTAL	494,682
		Communications - Telecom Wirelines—0.3%
10,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.650%, 3/15/2042	10,150
90,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	97,110
175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	201,135
60,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	70,441
		TOTAL	378,836
		Consumer Cyclical - Automotive—0.5%
175,000		American Honda Finance Co., Series MTN, 0.422%, 7/14/2017	174,801
175,000		American Honda Finance Co., Unsecd. Deb., Series MTN, 2.250%, 8/15/2019	179,178
10,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	16,150
100,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	112,566
20,000	[2,3]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 03/15/2016	20,718
10,000	[2,3]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.700%, 03/15/2017	10,306
100,000	[2,3]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 08/09/2018	102,758
65,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.500%, 4/03/2018	68,027
20,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	20,796
		TOTAL	705,300
		Consumer Cyclical - Leisure—0.2%
200,000	[2]	Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	227,444
		Consumer Cyclical - Lodging—0.1%
30,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 07/15/2023	30,854
50,000		Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 03/01/2019	52,152
		TOTAL	83,006
		Consumer Cyclical - Retailers—0.3%
50,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	54,465
10,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	11,266
35,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 3.300%, 04/22/2024	37,759
300,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 4.300%, 04/22/2044	348,083
		TOTAL	451,573
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Services—0.1%
$65,000		Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	$73,256
10,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/01/2111	14,789
		TOTAL	88,045
		Consumer Non-Cyclical - Food/Beverage—0.7%
100,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	105,731
37,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.200%, 01/25/2023	37,352
116,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 4.650%, 01/25/2043	126,678
200,000	[2,3]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.200%, 04/09/2023	203,301
25,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.000%, 02/01/2024	27,230
20,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	22,952
130,000		Sysco Corp., Sr. Unsecd. Note, 3.500%, 10/02/2024	136,374
250,000		Sysco Corp., Sr. Unsecd. Note, 4.500%, 10/02/2044	277,420
30,000		The Coca-Cola Co., Sr. Unsecd. Note, 1.800%, 9/01/2016	30,618
50,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	56,096
		TOTAL	1,023,752
		Consumer Non-Cyclical - Health Care—0.1%
40,000		Baxter International, Inc., 6.250%, 12/01/2037	55,556
10,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 08/23/2022	10,555
70,000		Stryker Corp., Sr. Unsecd. Note, 1.300%, 04/01/2018	69,959
10,000		Zimmer Holdings, Inc., Sr. Note, 5.750%, 11/30/2039	12,749
		TOTAL	148,819
		Consumer Non-Cyclical - Pharmaceuticals—0.0%
10,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.750%, 08/15/2016	10,217
30,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	35,630
		TOTAL	45,847
		Consumer Non-Cyclical - Products—0.0%
10,000		Clorox Co., Sr. Unsecd. Note, 3.550%, 11/01/2015	10,223
		Consumer Non-Cyclical - Tobacco—0.1%
24,000		Altria Group, Inc., 9.250%, 08/06/2019	31,340
30,000		Altria Group, Inc., Sr. Unsecd. Note, 4.000%, 01/31/2024	32,667
30,000		Philip Morris International, Inc., 5.650%, 05/16/2018	34,192
		TOTAL	98,199
		Energy - Independent—0.2%
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	34,483
25,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	26,060
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Independent—continued
$75,000		XTO Energy, Inc., 6.375%, 06/15/2038	$114,146
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	94,632
		TOTAL	269,321
		Energy - Integrated—0.3%
30,000		BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	32,261
20,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/01/2015	20,333
75,000		Husky Energy, Inc., 4.000%, 04/15/2024	75,049
100,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	109,814
90,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 05/20/2023	74,313
20,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 02/06/2015	19,970
50,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	45,172
20,000		Phillips 66, Sr. Unsecd. Note, 1.950%, 03/05/2015	20,029
50,000		Phillips 66, Sr. Unsecd. Note, 4.300%, 04/01/2022	54,830
		TOTAL	451,771
		Energy - Midstream—0.2%
75,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	81,551
10,000	[2,3]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	11,370
150,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.000%, 03/01/2043	152,270
20,000	[2,3]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.800%, 10/15/2022	19,443
40,000		Williams Partners LP, 5.250%, 03/15/2020	43,819
30,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	31,501
		TOTAL	339,954
		Energy - Oil Field Services—0.1%
15,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	14,313
20,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 09/15/2021	18,598
50,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.100%, 09/15/2023	45,896
15,000		Noble Holding International Ltd., Company Guarantee, 4.900%, 08/01/2020	13,686
		TOTAL	92,493
		Energy - Refining—0.1%
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 03/01/2041	12,107
30,000		Valero Energy Corp., 7.500%, 04/15/2032	38,707
10,000		Valero Energy Corp., 9.375%, 03/15/2019	12,568
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Refining—continued
$95,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	$115,503
		TOTAL	178,885
		Financial Institution - Banking—2.8%
74,000		American Express Co., 2.650%, 12/02/2022	75,201
50,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 09/19/2016	51,607
40,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 03/28/2016	41,602
50,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	51,189
60,000		Bank of America Corp., Sr. Unsecd. Note, 4.500%, 04/01/2015	60,381
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.000%, 5/13/2021	113,932
50,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.450%, 04/09/2018	50,071
250,000		Branch Banking & Trust Co., Sub. Note, 3.800%, 10/30/2026	269,133
20,000		Citigroup, Inc., Sr. Unsecd. Note, 4.450%, 01/10/2017	21,197
25,000		City National Corp., Sr. Unsecd. Note, 5.250%, 09/15/2020	29,041
30,000		Comerica, Inc., 3.800%, 7/22/2026	31,245
40,000		Deutsche Bank AG London, Sr. Unsecd. Note, 3.250%, 01/11/2016	40,896
200,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.350%, 06/01/2017	200,950
20,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 01/25/2016	20,524
275,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 01/22/2023	287,675
25,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	32,291
30,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.150%, 04/01/2018	33,935
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	200,122
50,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 04/05/2021	57,883
200,000		HSBC Holdings PLC, Sub. Note, 5.250%, 03/14/2044	239,681
150,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 02/13/2015	150,094
250,000		Huntington National Bank, Sr. Unsecd. Note, 2.200%, 04/01/2019	253,515
175,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.850%, 02/01/2044	206,978
400,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	399,818
250,000		Manufacturers & Traders T, Sr. Unsecd. Note, Series BKNT, 0.556%, 7/25/2017	248,792
65,000		Morgan Stanley, Sr. Unsecd. Note, 4.750%, 03/22/2017	69,468
150,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 07/24/2042	205,655
175,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	181,593
20,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 03/09/2017	21,297
100,000	[2,3]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/07/2015	102,013
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$30,000		Wachovia Corp., Sr. Unsecd. Note, Series MTN, 5.750%, 2/01/2018	$33,731
70,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	79,492
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	118,978
		TOTAL	3,979,980
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
20,000	[2,3]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.400%, 03/15/2018	21,807
80,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	88,777
40,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	41,425
125,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 04/15/2021	143,851
13,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 04/01/2024	15,393
		TOTAL	311,253
		Financial Institution - Finance Companies—0.0%
30,000		General Electric Capital Corp., Sr. Unsecd. Note, 3.100%, 1/09/2023	31,484
		Financial Institution - Insurance - Health—0.0%
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	64,977
		Financial Institution - Insurance - Life—0.8%
200,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	212,363
10,000		Aflac, Inc., Sr. Unsecd. Note, 6.900%, 12/17/2039	14,361
25,000		American International Group, Inc., 4.500%, 7/16/2044	27,617
35,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 02/15/2024	38,528
150,000		American International Group, Inc., Sr. Unsecd. Note, 6.250%, 05/01/2036	201,659
10,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	10,920
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/01/2039	16,550
250,000		MetLife, Inc., Sr. Unsecd. Note, 3.600%, 04/10/2024	267,746
15,000	[2,3]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	23,575
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 05/15/2023	10,227
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 09/15/2022	10,319
150,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 5.625%, 05/12/2041	190,573
50,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	67,599
		TOTAL	1,092,037
		Financial Institution - Insurance - P&C—0.4%
90,000		ACE INA Holdings, Inc., 5.600%, 05/15/2015	91,225
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—continued
$1,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	$1,094
75,000		CNA Financial Corp., 6.500%, 08/15/2016	81,040
30,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	36,766
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	22,818
100,000	[2,3]	Liberty Mutual Group, Inc., Series 144A, 4.850%, 8/01/2044	110,049
65,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	109,186
50,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	52,088
		TOTAL	504,266
		Financial Institution - REIT - Apartment—0.0%
20,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	20,463
10,000		UDR, Inc., Company Guarantee, 4.625%, 01/10/2022	11,091
		TOTAL	31,554
		Financial Institution - REIT - Healthcare—0.1%
40,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	47,034
50,000		Healthcare Trust of America, 3.700%, 04/15/2023	51,174
		TOTAL	98,208
		Financial Institution - REIT - Office—0.1%
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	52,045
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2022	54,894
55,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	64,697
		TOTAL	171,636
		Financial Institution - REIT - Other—0.1%
75,000		Liberty Property LP, 6.625%, 10/01/2017	84,319
50,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	52,409
75,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	79,960
		TOTAL	216,688
		Financial Institution - REIT - Retail—0.1%
20,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	22,032
20,000		Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	22,394
30,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 06/01/2020	35,422
		TOTAL	79,848
		Sovereign—0.0%
30,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 06/15/2022	33,375
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Technology—0.3%
$15,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/01/2022	$15,167
45,000		Apple, Inc., Sr. Unsecd. Note, 1.000%, 05/03/2018	44,837
30,000		Apple, Inc., Sr. Unsecd. Note, 2.400%, 05/03/2023	29,964
60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	63,215
20,000		Corning, Inc., Unsecd. Note, 4.750%, 03/15/2042	22,795
100,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	102,508
20,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.300%, 12/09/2016	20,772
20,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 08/10/2022	21,683
10,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.950%, 03/15/2041	10,892
10,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 09/12/2022	10,710
25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 01/15/2019	27,405
20,000		Xerox Corp., Sr. Unsecd. Note, 2.950%, 03/15/2017	20,677
		TOTAL	390,625
		Transportation - Airlines—0.1%
130,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 03/01/2017	139,605
		Transportation - Railroads—0.1%
50,000		Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	66,232
30,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.000%, 05/15/2023	30,276
		TOTAL	96,508
		Transportation - Services—0.2%
90,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	101,439
50,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	51,320
60,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.150%, 03/02/2015	60,118
30,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 01/15/2021	32,302
		TOTAL	245,179
		Utility - Electric—0.5%
70,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	89,059
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	6,008
70,000	[2,3]	Electricite de France SA, Note, Series 144A, 5.600%, 01/27/2040	90,355
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	107,170
10,000		Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	11,292
14,571	[2,3]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	15,488
25,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTNC, 8.000%, 3/01/2032	38,774
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$50,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	$51,601
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	89,987
25,000		PSEG Power LLC, Sr. Unsecd. Note, 4.300%, 11/15/2023	27,409
75,000		PSI Energy, Inc., Bond, 6.050%, 06/15/2016	80,423
50,000		Progress Energy, Inc., 7.050%, 03/15/2019	60,274
10,000		TECO Finance, Inc., Company Guarantee, 5.150%, 03/15/2020	11,375
40,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	43,575
		TOTAL	722,790
		Utility - Natural Gas—0.3%
20,000		Atmos Energy Corp., 8.500%, 03/15/2019	25,236
100,000		Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	113,098
50,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 09/15/2021	53,049
40,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	43,057
65,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 03/01/2023	68,178
55,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	59,131
		TOTAL	361,749
		TOTAL CORPORATE BONDS (IDENTIFIED COST $15,786,645)	17,146,729
		FOREIGN GOVERNMENTS/AGENCY—0.1%
		Sovereign—0.1%
75,000		United Mexican States, 6.625%, 03/03/2015 (IDENTIFIED COST $75,090)	75,038
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
2,777		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016 (IDENTIFIED COST $2,881)	2,907
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $70,000)	92,600
		U.S. TREASURY—2.0%
357,745		U.S. Treasury Inflation-Protected Bond, Series TIPS of , 1.375%, 2/15/2044	440,886
417,420		U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	423,897
174,076	[4]	U.S. Treasury Inflation-Protected Note, Series D-2024, 0.125%, 7/15/2024	176,714
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		U.S. TREASURY—continued
$100,000		United States Treasury Bond, 3.000%, 11/15/2044	$116,523
150,000		United States Treasury Bond, 3.375%, 5/15/2044	186,591
50,000		United States Treasury Bond, 3.625%, 2/15/2044	64,827
300,000		United States Treasury Note, 1.625%, 12/31/2019	306,562
550,000		United States Treasury Note, 2.250%, 11/15/2024	579,219
400,000		United States Treasury Note, 2.375%, 8/15/2024	425,343
100,000		United States Treasury Note, 3.500%, 5/15/2020	111,596
		TOTAL U.S. TREASURY (IDENTIFIED COST $2,691,369)	2,832,158
		EXCHANGE-TRADED FUND—7.6%
177,000		iShares MSCI EAFE ETF (IDENTIFIED COST $10,596,479)	10,834,170
		INVESTMENT COMPANIES—16.5%[5]
14,886		Emerging Markets Fixed Income Core Fund	507,560
1,198,235		Federated Mortgage Core Portfolio	12,054,245
5,172,646	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	5,172,646
201,917		Federated Project and Trade Finance Core Fund	1,891,961
608,587		High Yield Bond Portfolio	3,876,699
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $23,769,759)	23,503,111
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $126,354,767)[7]	141,859,894
		OTHER ASSETS AND LIABILITIES - NET—0.2%[8]	185,640
		TOTAL NET ASSETS—100%	$142,045,534
At January 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[1]United States Treasury Note 2-Year Long Futures	38	$8,351,094	March 2015	$38,945
[1]United States Treasury Note 5-Year Short Futures	44	$5,339,125	March 2015	$(91,234)
[1]United States Treasury Note 10-Year Short Futures	6	$785,250	March 2015	$(12,014)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(64,303)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2015, these restricted securities amounted to $2,474,696, which represented 1.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2015, these liquid restricted securities amounted to $2,247,252, which represented 1.6% of total net assets.
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated holdings.
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $126,354,617.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of January 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$80,914,709	$—	$—	$80,914,709
International	2,798,863	—	—	2,798,863
Debt Securities:
Asset-Backed Securities	—	1,653,763	—	1,653,763
Collateralized Mortgage Obligations	—	2,005,846	—	2,005,846
Corporate Bonds	—	17,146,729	—	17,146,729
Foreign Governments/Agency	—	75,038	—	75,038
Mortgage-Backed Security	—	2,907	—	2,907
Municipal Bond	—	92,600	—	92,600
U.S. Treasury	—	2,832,158	—	2,832,158
Exchange-Traded Fund	10,834,170	—	—	10,834,170
Investment Companies[1]	5,172,646	18,330,465[2]	—	23,503,111
TOTAL SECURITIES	$99,720,388	$42,139,506	$—	$141,859,894
OTHER FINANCIAL INSTRUMENTS[3]	$(64,303)	$—	$—	$(64,303)
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Includes $16,356,355 of affiliated investment company holdings transferred from Level 1 to Level 2 because the Adviser determined that these investments more appropriately meet the definition of Level 2. Transfers shown represent the value of the investments at the beginning of the period.
3	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
TIPS	—Treasury Inflation Protected Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$16.07	$14.35	$12.20	$12.17	$10.86	$10.17
Income From Investment Operations:
Net investment income	0.09[1]	0.17[1]	0.14[1]	0.17[1]	0.15[1]	0.16[1]
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	0.30	1.70	2.19	0.02	1.33	0.71
TOTAL FROM INVESTMENT OPERATIONS	0.39	1.87	2.33	0.19	1.48	0.87
Less Distributions:
Distributions from net investment income	(0.18)	(0.15)	(0.18)	(0.16)	(0.17)	(0.18)
Net Asset Value, End of Period	$16.28	$16.07	$14.35	$12.20	$12.17	$10.86
Total Return[2]	2.43%	13.06%	19.28%	1.65%	13.67%	8.51%
Ratios to Average Net Assets:
Net expenses	1.30%[3]	1.30%	1.30%	1.30%	1.28%	1.21%
Net investment income	1.11%[3]	1.10%	1.10%	1.43%	1.27%	1.47%
Expense waiver/reimbursement[4]	0.10%[3]	0.10%	0.11%	0.28%	0.23%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$57,674	$55,634	$50,340	$48,774	$57,358	$86,018
Portfolio turnover	27%	34%	105%	149%	139%	130%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$15.84	$14.16	$12.03	$11.99	$10.70	$10.03
Income From Investment Operations:
Net investment income	0.03[1]	0.05[1]	0.04[1]	0.08[1]	0.06[1]	0.08[1]
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	0.30	1.67	2.16	0.03	1.31	0.69
TOTAL FROM INVESTMENT OPERATIONS	0.33	1.72	2.20	0.11	1.37	0.77
Less Distributions:
Distributions from net investment income	(0.06)	(0.04)	(0.07)	(0.07)	(0.08)	(0.10)
Net Asset Value, End of Period	$16.11	$15.84	$14.16	$12.03	$11.99	$10.70
Total Return[2]	2.08%	12.14%	18.41%	0.93%	12.85%	7.63%
Ratios to Average Net Assets:
Net expenses	2.05%[3]	2.05%	2.05%	2.05%	2.04%	1.96%
Net investment income	0.36%[3]	0.34%	0.36%	0.68%	0.52%	0.71%
Expense waiver/reimbursement[4]	0.06%[3]	0.07%	0.08%	0.24%	0.19%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,154	$34,522	$35,450	$34,193	$45,512	$49,907
Portfolio turnover	27%	34%	105%	149%	139%	130%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$16.05	$14.33	$12.17	$12.12	$10.83	$10.14
Income From Investment Operations:
Net investment income	0.07[1]	0.13[1]	0.09[1]	0.11[1]	0.09[1]	0.10[1]
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	0.30	1.69	2.19	0.03	1.32	0.72
TOTAL FROM INVESTMENT OPERATIONS	0.37	1.82	2.28	0.14	1.41	0.82
Less Distributions:
Distributions from net investment income	(0.15)	(0.10)	(0.12)	(0.09)	(0.12)	(0.13)
Net Asset Value, End of Period	$16.27	$16.05	$14.33	$12.17	$12.12	$10.83
Total Return[2]	2.28%	12.72%	18.84%	1.19%	13.08%	8.01%
Ratios to Average Net Assets:
Net expenses	1.56%[3]	1.57%	1.69%	1.80%	1.79%	1.70%
Net investment income	0.87%[3]	0.84%	0.70%	0.93%	0.77%	0.96%
Expense waiver/reimbursement[4]	0.03%[3]	0.05%	0.06%	0.22%	0.17%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$527	$464	$417	$526	$665	$673
Portfolio turnover	27%	34%	105%	149%	139%	130%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$16.11	$14.39	$12.23	$12.21	$10.90	$10.21
Income From Investment Operations:
Net investment income	0.11[1]	0.21[1]	0.18[1]	0.20[1]	0.18[1]	0.19[1]
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	0.30	1.69	2.19	0.02	1.34	0.71
TOTAL FROM INVESTMENT OPERATIONS	0.41	1.90	2.37	0.22	1.52	0.90
Less Distributions:
Distributions from net investment income	(0.22)	(0.18)	(0.21)	(0.20)	(0.21)	(0.21)
Net Asset Value, End of Period	$16.30	$16.11	$14.39	$12.23	$12.21	$10.90
Total Return[2]	2.54%	13.30%	19.63%	1.87%	13.99%	8.74%
Ratios to Average Net Assets:
Net expenses	1.05%[3]	1.05%	1.05%	1.05%	1.04%	0.96%
Net investment income	1.36%[3]	1.35%	1.35%	1.69%	1.52%	1.71%
Expense waiver/reimbursement[4]	0.04%[3]	0.06%	0.07%	0.23%	0.18%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$52,690	$49,667	$46,365	$43,341	$47,473	$49,127
Portfolio turnover	27%	34%	105%	149%	139%	130%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
January 31, 2015 (unaudited)
Assets:
Total investment in securities, at value including $23,503,111 of investment in affiliated holdings (Note 5) (identified cost $126,354,767)		$141,859,894
Cash		4,918
Income receivable		339,187
Receivable for investments sold		524,840
Receivable for shares sold		146,191
TOTAL ASSETS		142,875,030
Liabilities:
Payable for investments purchased	$536,182
Payable for shares redeemed	138,073
Payable for daily variation margin	16,094
Payable for transfer agent fee (Note 2)	28,364
Payable for portfolio accounting fees	18,546
Payable for distribution services fee (Note 5)	20,466
Payable for other service fees (Notes 2 and 5)	47,142
Accrued expenses (Note 5)	24,629
TOTAL LIABILITIES		829,496
Net assets for 8,742,071 shares outstanding		$142,045,534
Net Assets Consist of:
Paid-in capital		$151,973,092
Net unrealized appreciation of investments and futures contracts		15,440,824
Accumulated net realized loss on investments and futures contracts		(25,531,875)
Undistributed net investment income		163,493
TOTAL NET ASSETS		$142,045,534
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($57,674,409 ÷ 3,543,436 shares outstanding), no par value, unlimited shares authorized	$16.28
Offering price per share (100/94.50 of $16.28)	$17.23
Redemption proceeds per share	$16.28
Class C Shares:
Net asset value per share ($31,154,025 ÷ 1,934,337 shares outstanding), no par value, unlimited shares authorized	$16.11
Offering price per share	$16.11
Redemption proceeds per share (99.00/100 of $16.11)	$15.95
Class R Shares:
Net asset value per share ($527,213 ÷ 32,395 shares outstanding), no par value, unlimited shares authorized	$16.27
Offering price per share	$16.27
Redemption proceeds per share	$16.27
Institutional Shares:
Net asset value per share ($52,689,887 ÷ 3,231,903 shares outstanding), no par value, unlimited shares authorized	$16.30
Offering price per share	$16.30
Redemption proceeds per share	$16.30
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended January 31, 2015 (unaudited)
Investment Income:
Dividends (including $328,644 received from affiliated holdings (Note 5))		$1,262,186
Interest		421,716
Investment income allocated from affiliated partnership (Notes 2 and 5)		27,630
TOTAL INCOME		1,711,532
Expenses:
Investment adviser fee (Note 5)	$531,746
Administrative fee (Note 5)	55,490
Custodian fees	8,441
Transfer agent fee (Note 2)	71,552
Directors'/Trustees' fees (Note 5)	1,232
Auditing fees	14,821
Legal fees	5,800
Portfolio accounting fees	55,286
Distribution services fee (Note 5)	124,670
Other service fees (Notes 2 and 5)	109,485
Share registration costs	26,964
Printing and postage	20,313
Miscellaneous (Note 5)	7,482
EXPENSES BEFORE ALLOCATION	1,033,282
Expenses allocated from affiliated partnership (Note 2)	304
TOTAL EXPENSES	1,033,586
Semi-Annual Shareholder Report

Statement of Operations–continued
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(23,767)
Reimbursement of transfer agent fee (Notes 2 and 5)	(25,032)
TOTAL WAIVER AND REIMBURSEMENTS		$(48,799)
Net expenses			$984,787
Net investment income			726,745
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized gain of $2,336 on sales of investments in affiliated holdings (Note 5))			7,529,156
Net realized loss on futures contracts			(162,969)
Net realized loss on investments, futures contracts, swap contracts and foreign currency transactions allocated from affiliated partnership (Note 5)			(29,274)
Realized gain distribution from affiliated investment company shares (Note 5)			39,947
Net change in unrealized appreciation of investments			(4,772,614)
Net change in unrealized appreciation of futures contracts			(112,049)
Net realized and unrealized gain on investments and futures contracts			2,492,197
Change in net assets resulting from operations			$3,218,942
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2015	Year Ended 7/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$726,745	$1,365,702
Net realized gain on investments including allocations from partnership and futures contracts	7,376,860	8,248,465
Net change in unrealized appreciation/depreciation of investments and futures contracts	(4,884,663)	6,983,114
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,218,942	16,597,281
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(627,231)	(505,105)
Class C Shares	(120,251)	(91,490)
Class R Shares	(4,641)	(2,791)
Institutional Shares	(724,945)	(583,702)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,477,068)	(1,183,088)
Share Transactions:
Proceeds from sale of shares	14,683,196	15,880,319
Net asset value of shares issued to shareholders in payment of distributions declared	1,374,214	1,085,218
Cost of shares redeemed	(16,041,264)	(24,662,752)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	16,146	(7,697,215)
Change in net assets	1,758,020	7,716,978
Net Assets:
Beginning of period	140,287,514	132,570,536
End of period (including undistributed net investment income of $163,493 and $913,816, respectively)	$142,045,534	$140,287,514
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
January 31, 2015 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Balanced Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is the possibility of long-term growth of capital and income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Semi-Annual Shareholder Report

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership
Semi-Annual Shareholder Report

established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, other service fees and certain transfer agent fees unique to those classes. For the six months ended January 31, 2015, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$37,282	$(17,562)
Class C Shares	15,671	(4,936)
Class R Shares	154	—
Institutional Shares	18,445	(2,534)
TOTAL	$71,552	$(25,032)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$68,722
Class C Shares	40,763
TOTAL	$109,485
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2015, the Fund did not have a liability for any uncertain tax positions. The
Semi-Annual Shareholder Report

Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve exposure. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $11,570,676 and $8,931,002, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at January 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	3/24/2010	$200,000	$227,444
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$64,303*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(162,969)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(112,049)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	399,594	$6,542,578	643,550	$9,836,746
Shares issued to shareholders in payment of distributions declared	33,894	561,954	29,125	445,325
Shares redeemed	(352,446)	(5,734,011)	(717,458)	(10,905,514)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	81,042	$1,370,521	(44,783)	$(623,443)

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	145,162	$2,347,810	218,934	$3,310,479
Shares issued to shareholders in payment of distributions declared	6,665	109,378	5,709	86,485
Shares redeemed	(396,315)	(6,370,901)	(549,307)	(8,354,126)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(244,488)	$(3,913,713)	(324,664)	$(4,957,162)

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	4,031	$66,188	2,339	$35,057
Shares issued to shareholders in payment of distributions declared	276	4,572	182	2,791
Shares redeemed	(832)	(13,372)	(2,669)	(40,215)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	3,475	$57,388	(148)	$ (2,367)

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	346,061	$5,726,620	175,356	$2,698,037
Shares issued to shareholders in payment of distributions declared	42,067	698,310	35,965	550,617
Shares redeemed	(238,691)	(3,922,980)	(350,470)	(5,362,897)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	149,437	$2,501,950	(139,149)	$(2,114,243)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(10,534)	$16,146	(508,744)	$(7,697,215)
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At January 31, 2015, the cost of investments for federal tax purposes was $126,354,617. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $15,505,277. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,527,726 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,022,449.
At July 31, 2014, the Fund had a capital loss carryforward of $33,113,752 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$2,133,846	NA	$2,133,846
2018	$30,979,906	NA	$30,979,906
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the Adviser voluntarily waived $19,965 of its fee and voluntarily reimbursed $25,032 of transfer agent fees.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended January 31, 2015, the Sub-Adviser earned a fee of $57,515.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$123,434
Class R Shares	1,236
TOTAL	$124,670
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2015, FSC retained $15,862 of fees paid by the Fund. For the six months ended January 31, 2015, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2015, FSC retained $9,248 in sales charges from the sale of Class A Shares. FSC also retained $3,120 of CDSC relating to redemptions of Class A Shares and $91 relating to redemptions of Class C Shares
Other Service Fees
For the six months ended January 31, 2015, FSSC received $4,551 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.30%, 2.05% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2015, the Adviser reimbursed $3,802. Transactions involving the affiliated holdings during the six months ended January 31, 2015, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 7/31/2014	32,075	978,522	7,716,911	185,252	523,412	9,436,172
Purchases/Additions	13,491	262,872	15,882,623	16,665	85,175	16,260,826
Sales/Reductions	(30,680)	(43,159)	(18,426,888)	—	—	(18,500,727)
Balance of Shares Held 1/31/2015	14,886	1,198,235	5,172,646	201,917	608,587	7,196,271
Value	$507,560	$12,054,245	$5,172,646	$1,891,961	$3,876,699	$23,503,111
Dividend Income/Allocated Investment Income	$27,630	$163,026	$2,143	$39,566	$123,909	$356,274
Realized Gain Distribution/ Allocated Net Realized Gain (Loss)	$(29,274)	$—	$—	$—	$39,947	$10,673
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2015, were as follows:
Purchases	$36,035,866
Sales	$33,422,006
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2014 to January 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2014	Ending Account Value 1/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,024.30	$6.63
Class C Shares	$1,000	$1,020.80	$10.44
Class R Shares	$1,000	$1,022.80	$7.95
Institutional Shares	$1,000	$1,025.40	$5.36
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.65	$6.61
Class C Shares	$1,000	$1,014.87	$10.41
Class R Shares	$1,000	$1,017.34	$7.93
Institutional Shares	$1,000	$1,019.91	$5.35
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.30%
Class C Shares	2.05%
Class R Shares	1.56%
Institutional Shares	1.05%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
Federated MDT Balanced Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be
Semi-Annual Shareholder Report

viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein;
Semi-Annual Shareholder Report

and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing
Semi-Annual Shareholder Report

different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior Officer had specifically noted that the Fund's quantitative investment program is of such a type.
For the periods covered by the Evaluation, the Fund's performance for both the one-year and three-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions
Semi-Annual Shareholder Report

regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the
Semi-Annual Shareholder Report

Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated MDT Balanced Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R841
CUSIP 31421R833
CUSIP 31421R692
CUSIP 31421R825
36354 (3/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2015
Share Class	Ticker
A	QALGX
B	QBLGX
C	QCLGX
Institutional	QILGX

Federated MDT Large Cap Growth Fund
Fund Established 2005

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2014 through January 31, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2015, the Fund's industry composition1 was follows:
Industry Composition	Percentage of Total Net Assets
Biotechnology	5.2%
Software Packaged/Custom	4.9%
Computers—Low End	3.8%
Semiconductor Manufacturing	3.3%
Specialty Retailing	3.0%
Technology Hardware Storage & Peripherals	3.0%
Textiles Apparel & Luxury Goods	3.0%
Soft Drinks	2.8%
Internet Services	2.4%
Medical Supplies	2.1%
Grocery Chain	1.8%
Toys & Games	1.8%
Computers—High End	1.7%
Financial Services	1.7%
Oil Gas & Consumable Fuels	1.7%
Crude Oil & Gas Production	1.6%
Other Communications Equipment	1.6%
Services to Medical Professionals	1.6%
Medical Technology	1.5%
Packaged Foods	1.5%
Airline—National	1.4%
Auto Original Equipment Manufacturers	1.3%
Commodity Chemicals	1.3%
Industrial Machinery	1.3%
Clothing Stores	1.2%
Agricultural Machinery	1.1%
Airline—Regional	1.1%
Cosmetics & Toiletries	1.1%
Department Stores	1.1%
Discount Department Stores	1.1%
Hotels and Motels	1.1%
Paper Products	1.1%
Telecommunication Equipment & Services	1.1%
AT&T Divestiture	1.0%
Construction Machinery	1.0%
Ethical Drugs	1.0%
Life Insurance	1.0%
Semi-Annual Shareholder Report
1

Industry Composition	Percentage of Total Net Assets
Oil Well Supply	1.0%
Other[2]	27.9%
Cash Equivalents[3]	2.6%
Other Assets and Liabilities—Net[4]	(0.8)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2015 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Agricultural Chemicals—0.6%
8,035		Scotts Miracle-Gro Co.	$509,660
		Agricultural Machinery—1.1%
11,800		Deere & Co.	1,005,242
		Air Freight & Logistics—0.5%
2,700		FedEx Corp.	456,597
		Airline - National—1.4%
17,327	[1]	United Continental Holdings, Inc.	1,201,974
		Airline - Regional—1.1%
7,400		Alaska Air Group, Inc.	502,238
5,700		Southwest Airlines Co.	257,526
2,400	[1]	Spirit Airlines, Inc.	177,936
		TOTAL	937,700
		Airlines—0.8%
1,100		Copa Holdings SA, Class A	118,261
12,500		Delta Air Lines, Inc.	591,375
		TOTAL	709,636
		Apparel—0.2%
2,000		Carter's, Inc.	162,980
600		L Brands, Inc.	50,778
		TOTAL	213,758
		AT&T Divestiture—1.0%
19,536		Verizon Communications, Inc.	892,991
		Auto Components—0.4%
14,600		Goodyear Tire & Rubber Co.	353,904
		Auto Manufacturing—0.4%
25,317		Ford Motor Co.	372,413
		Auto Original Equipment Manufacturers—1.3%
900	[1]	AutoZone, Inc.	537,264
2,400		BorgWarner, Inc.	129,624
1,800		Lear Corp.	180,630
1,800	[1]	O'Reilly Automotive, Inc.	337,248
		TOTAL	1,184,766
		Auto Part Replacement—0.9%
8,907		Genuine Parts Co.	827,817
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Auto Rentals—0.2%
2,600	[1]	United Rentals, Inc.	$215,410
		Baking—0.3%
12,348		Flowers Foods, Inc.	241,527
		Beverages—0.4%
2,900	[1]	Monster Beverage Co.	339,155
		Biotechnology—5.2%
5,700	[1]	Alexion Pharmaceuticals, Inc.	1,044,468
5,400		Amgen, Inc.	822,204
2,300	[1]	Biogen Idec, Inc.	895,068
5,600	[1]	Gilead Sciences, Inc.	587,048
900	[1]	Illumina, Inc.	175,671
5,900	[1]	Myriad Genetics, Inc.	220,778
2,500	[1]	Pharmacyclics, Inc.	421,875
1,100	[1]	Regeneron Pharmaceuticals, Inc.	458,326
		TOTAL	4,625,438
		Broadcasting—0.3%
9,100	[1]	Discovery Communications, Inc.	263,764
		Cable TV—0.5%
6,300		Viacom, Inc., Class B	405,846
		Capital Markets—0.2%
4,000		Lazard Ltd., Class A	183,200
		Chemicals—0.7%
1,700		Eastman Chemical Co.	120,513
5,900		LyondellBasell Investment LLC	466,631
		TOTAL	587,144
		Clothing Stores—1.2%
20,915		Gap (The), Inc.	861,489
4,300	[1]	Urban Outfitters, Inc.	149,898
		TOTAL	1,011,387
		Commodity Chemicals—1.3%
2,700		DuPont (E.I.) de Nemours & Co.	192,267
15,925		RPM International, Inc.	762,170
3,400		Westlake Chemical Corp.	194,854
		TOTAL	1,149,291
		Computer Services—0.9%
5,300	[1]	Cognizant Technology Solutions Corp.	286,889
2,600	[1]	Fiserv, Inc.	188,578
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Computer Services—continued
3,500		Global Payments, Inc.	$305,585
		TOTAL	781,052
		Computers - High End—1.7%
10,000		IBM Corp.	1,533,100
		Computers - Low End—3.8%
28,865		Apple, Inc.	3,381,823
		Construction & Engineering—0.2%
5,300		Chicago Bridge & Iron Co., N.V.	182,903
		Construction Machinery—1.0%
6,700		Caterpillar, Inc.	535,799
8,900		Joy Global, Inc.	373,266
		TOTAL	909,065
		Cosmetics & Toiletries—1.1%
15,906		Avon Products, Inc.	123,112
5,600		Estee Lauder Cos., Inc., Class A	395,304
5,600	[1]	Sally Beauty Holdings, Inc.	174,048
2,400	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	316,656
		TOTAL	1,009,120
		Crude Oil & Gas Production—1.6%
9,700		EOG Resources, Inc.	863,591
6,083	[1]	Newfield Exploration Co.	181,152
5,700		SM Energy Co.	215,574
4,700	[1]	Southwestern Energy Co.	116,513
		TOTAL	1,376,830
		Defense Aerospace—0.6%
2,900		Boeing Co.	421,573
500		Lockheed Martin Corp.	94,185
		TOTAL	515,758
		Defense Electronics—0.5%
1,900		Grainger (W.W.), Inc.	448,096
		Department Stores—1.1%
2,000		Dillards, Inc., Class A	227,200
9,900		Target Corp.	728,739
		TOTAL	955,939
		Discount Department Stores—1.1%
11,832		Wal-Mart Stores, Inc.	1,005,483
		Distillers—0.3%
2,700	[1]	Constellation Brands, Inc., Class A	298,215
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Diversified Consumer Services—0.2%
4,500		Block (H&R), Inc.	$154,260
		Diversified Leisure—0.2%
2,500		Las Vegas Sands Corp.	135,925
		Diversified Tobacco—0.4%
7,300		Altria Group, Inc.	387,630
		Education & Training Services—0.2%
5,400	[1]	Apollo Group, Inc., Class A	136,404
		Electrical - Radio & TV—0.0%
300		Harman International Industries, Inc.	38,889
		Electrical Equipment—0.7%
11,500		Emerson Electric Co.	654,810
		Electronic Equipment Instruments & Components—0.3%
7,600		CDW Corp.	260,376
		Ethical Drugs—1.0%
4,991		Eli Lilly & Co.	359,352
3,600	[1]	United Therapeutics Corp.	508,068
		TOTAL	867,420
		Financial Services—1.7%
3,600		American Express Co.	290,484
100		Automatic Data Processing, Inc.	8,253
400		BlackRock, Inc.	136,204
2,200		Dun & Bradstreet Corp.	253,242
1,600		Moody's Corp.	146,128
4,500		Paychex, Inc.	203,670
6,700	[1]	Verifone Systems, Inc.	210,313
12,400		Western Union Co.	210,800
		TOTAL	1,459,094
		Food Products—0.2%
2,200		Kraft Foods Group, Inc.	143,748
		Grocery Chain—1.8%
16,677		Kroger Co.	1,151,547
8,800		Whole Foods Market, Inc.	458,436
		TOTAL	1,609,983
		Health Care Equipment & Supplies—0.2%
1,400		Stryker Corp.	127,470
		Health Care Providers & Services—0.4%
5,000	[1]	HCA, Inc.	354,000
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued
		Home Building—0.1%
100	[1]	NVR, Inc.	$125,423
		Home Products—0.8%
2,100		Kimberly-Clark Corp.	226,716
1,600		Spectrum Brands Holdings, Inc.	143,488
5,000		Tupperware Brands Corp.	338,050
		TOTAL	708,254
		Hotels and Motels—1.1%
6,500		Marriott International, Inc., Class A	484,250
6,200		Wyndham Worldwide Corp.	519,498
		TOTAL	1,003,748
		Household Appliances—0.2%
4,500		Fortune Brands Home & Security, Inc.	201,555
		Household Durables—0.2%
5,200		Newell Rubbermaid, Inc.	191,724
		Industrial Machinery—1.3%
9,600		Dover Corp.	672,384
5,000		Ingersoll-Rand PLC, Class A	332,000
1,100		Valmont Industries, Inc.	132,132
		TOTAL	1,136,516
		Insurance—0.3%
2,600		Aon PLC	234,130
		Insurance Brokerage—0.1%
2,100		Marsh & McLennan Cos., Inc.	112,917
		Internet Services—2.4%
1,000	[1]	Amazon.com, Inc.	354,530
10,200	[1]	eBay, Inc.	540,600
900	[1]	Google, Inc.	483,795
12,100		IAC Interactive Corp.	737,495
		TOTAL	2,116,420
		Internet Software & Services—0.7%
2,800	[1]	LinkedIn Corp.	629,272
		IT Services—0.3%
2,900		Accenture PLC	243,687
		Life Insurance—1.0%
12,000		Prudential Financial, Inc.	910,560
		Life Sciences Tools & Services—0.2%
2,900	[1]	Quintiles Transnational Holdings, Inc.	175,450
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued
		Media—0.5%
4,900		Walt Disney Co.	$445,704
		Medical Supplies—2.1%
2,000	[1]	Align Technology, Inc.	106,100
4,100		AmerisourceBergen Corp.	389,705
1,300		Bard (C.R.), Inc.	222,339
3,700		Baxter International, Inc.	260,147
8,348		Cardinal Health, Inc.	694,470
3,400		Patterson Cos., Inc.	170,306
		TOTAL	1,843,067
		Medical Technology—1.5%
2,500	[1]	Edwards Lifesciences Corp.	313,375
1,000	[1]	IDEXX Laboratories, Inc.	158,420
400	[1]	Intuitive Surgical, Inc.	197,792
9,932		St. Jude Medical, Inc.	654,221
		TOTAL	1,323,808
		Miscellaneous Components—0.2%
3,200		Amphenol Corp., Class A	171,872
		Miscellaneous Machinery—0.1%
400		Rockwell Automation, Inc.	43,568
		Multi-Industry Capital Goods—0.5%
1,000		Acuity Brands, Inc.	149,890
6,500	[1]	HD Supply, Inc.	187,395
1,400		Honeywell International, Inc.	136,864
		TOTAL	474,149
		Multi-Line Insurance—0.8%
18,000		Allied World Assurance Holdings Ltd.	696,060
		Multiline Retail—0.7%
9,900		Macy's, Inc.	632,412
		Mutual Fund Adviser—0.6%
300	[1]	Affiliated Managers Group	61,656
5,900		Franklin Resources, Inc.	304,027
1,200		T. Rowe Price Group, Inc.	94,464
2,300		Waddell & Reed Financial, Inc., Class A	102,833
		TOTAL	562,980
		Office Equipment—0.8%
28,428		Pitney Bowes, Inc.	681,703
		Office Supplies—0.7%
11,485		Avery Dennison Corp.	600,321
Semi-Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Offshore Driller—0.1%
1,900		Oceaneering International, Inc.	$99,484
		Oil Gas & Consumable Fuels—1.7%
4,000		EQT Corp.	297,760
7,800		Marathon Petroleum Corp.	722,202
6,800		Phillips 66	478,176
		TOTAL	1,498,138
		Oil Refiner—0.5%
4,900		Tesoro Petroleum Corp.	400,477
		Oil Service, Explore & Drill—0.4%
4,100		Helmerich & Payne, Inc.	244,196
6,800		Patterson-UTI Energy, Inc.	116,688
		TOTAL	360,884
		Oil Well Supply—1.0%
11,000	[1]	Cameron International Corp.	492,580
5,300		Halliburton Co.	211,947
1,700		Schlumberger Ltd.	140,063
		TOTAL	844,590
		Other Communications Equipment—1.6%
10,717		Harris Corp.	719,432
8,200		Skyworks Solutions, Inc.	681,010
		TOTAL	1,400,442
		Outpatient Clinics—0.2%
2,100	[1]	DaVita HealthCare Partners, Inc.	157,626
		Packaged Foods—1.5%
17,200		ConAgra Foods, Inc.	609,396
11,000		Kellogg Co.	721,380
		TOTAL	1,330,776
		Paper Products—1.1%
5,200		International Paper Co.	273,832
10,400		Rock-Tenn Co.	674,960
		TOTAL	948,792
		Personal & Household—0.3%
5,300		Nu Skin Enterprises, Inc., Class A	217,194
		Personnel Agency—0.2%
3,200		Robert Half International, Inc.	185,792
		Pharmaceuticals—0.8%
12,300		AbbVie, Inc.	742,305
Semi-Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Plastic Containers—0.4%
15,128	[1]	Owens-Illinois, Inc.	$353,239
		Printing—0.2%
11,646		Donnelley (R.R.) & Sons Co.	191,810
		Professional Services—0.2%
4,600		Nielsen N.V.	200,376
		Property Liability Insurance—0.8%
6,906		The Travelers Cos., Inc.	710,075
		Railroad—0.7%
3,200		Union Pacific Corp.	375,072
3,000		Wabtec Corp.	250,350
		TOTAL	625,422
		Restaurants—0.6%
700	[1]	Chipotle Mexican Grill, Inc.	496,888
400		Darden Restaurants, Inc.	24,552
		TOTAL	521,440
		Semiconductor Manufacturing—3.3%
19,500		Broadcom Corp.	827,482
31,631		Intel Corp.	1,045,088
4,900		Microchip Technology, Inc.	220,990
14,300	[1]	Micron Technology, Inc.	418,490
8,200		Texas Instruments, Inc.	438,290
		TOTAL	2,950,340
		Services to Medical Professionals—1.6%
5,500	[1]	Express Scripts Holding Co.	443,905
1,900	[1]	Henry Schein, Inc.	262,333
5,800	[1]	Laboratory Corp. of America Holdings	665,724
		TOTAL	1,371,962
		Shipbuilding—0.3%
2,400		Huntington Ingalls Industries, Inc.	279,840
		Shoes—0.0%
400	[1]	Deckers Outdoor Corp.	26,420
		Soft Drinks—2.8%
19,594		Coca-Cola Enterprises, Inc.	824,907
15,130		Dr. Pepper Snapple Group, Inc.	1,169,095
5,210		PepsiCo, Inc.	488,594
		TOTAL	2,482,596
		Software Packaged/Custom—4.9%
35,613		CA, Inc.	1,079,074
Semi-Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued
		Software Packaged/Custom—continued
8,500	[1]	Citrix Systems, Inc.	$503,710
2,300	[1]	Commvault Systems, Inc.	100,234
10,700	[1]	Electronic Arts, Inc.	587,002
3,400	[1]	F5 Networks, Inc.	379,508
1,100		Microsoft Corp.	44,440
7,400		Oracle Corp.	309,986
53,408		Symantec Corp.	1,322,916
		TOTAL	4,326,870
		Specialty Chemicals—0.3%
2,500		Airgas, Inc.	281,600
		Specialty Retailing—3.0%
3,100	[1]	AutoNation, Inc.	184,822
7,400	[1]	Bed Bath & Beyond, Inc.	553,298
5,900		Big Lots, Inc.	270,869
100		Costco Wholesale Corp.	14,299
5,000		Expedia, Inc.	429,650
4,516		GNC Holdings, Inc.	200,240
8,300		Lowe's Cos., Inc.	562,408
6,136		Nordstrom, Inc.	467,563
		TOTAL	2,683,149
		Technology Hardware Storage & Peripherals—3.0%
20,400		EMC Corp.	528,972
19,800		NetApp, Inc.	748,440
4,200		Sandisk Corp.	318,822
4,300	[1]	Teradata Corp.	191,608
8,800		Western Digital Corp.	855,624
		TOTAL	2,643,466
		Telecommunication Equipment & Services—1.1%
8,200	[1]	Arris Group, Inc.	215,004
6,400		Motorola, Inc.	399,424
5,800		Qualcomm, Inc.	362,268
		TOTAL	976,696
		Telephone Utility—0.3%
28,204		Windstream Corp.	224,222
		Textiles Apparel & Luxury Goods—3.0%
12,800		Coach, Inc.	476,032
3,500	[1]	Fossil, Inc.	342,300
3,100	[1]	Michael Kors Holdings Ltd.	219,449
Semi-Annual Shareholder Report
11

Shares			Value
		COMMON STOCKS—continued
		Textiles Apparel & Luxury Goods—continued
4,400		Nike, Inc., Class B	$405,900
6,100		PVH Corp.	672,586
3,300		Ralph Lauren Corp.	550,737
		TOTAL	2,667,004
		Tobacco—0.1%
1,500		Philip Morris International, Inc.	120,360
		Toys & Games—1.8%
19,065		Hasbro, Inc.	1,047,050
19,500		Mattel, Inc.	524,550
		TOTAL	1,571,600
		Truck Manufacturing—0.8%
3,000		Cummins, Inc.	418,380
4,500		PACCAR, Inc.	270,495
		TOTAL	688,875
		Undesignated Consumer Cyclicals—0.8%
7,400	[1]	Avis Budget Group, Inc.	424,094
6,300	[1]	Herbalife Ltd.	192,024
3,300		Weight Watchers International, Inc.	54,648
		TOTAL	670,766
		Uniforms—0.4%
4,736		Cintas Corp.	372,723
		TOTAL COMMON STOCKS (IDENTIFIED COST $73,507,379)	86,808,664
		INVESTMENT COMPANY—2.6%
2,255,084	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	2,255,084
		TOTAL INVESTMENTS—100.8% (IDENTIFIED COST $75,762,463)[4]	89,063,748
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[5]	(670,867)
		TOTAL NET ASSETS—100%	$88,392,881
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Semi-Annual Shareholder Report
12

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$16.15	$13.58	$10.59	$10.50	$8.45	$7.60
Income From Investment Operations:
Net investment income (loss)[1]	0.01	0.03	0.04	(0.02)	(0.03)	(0.01)
Net realized and unrealized gain on investments	0.75	2.54	2.95	0.11	2.08	0.86
TOTAL FROM INVESTMENT OPERATIONS	0.76	2.57	2.99	0.09	2.05	0.85
Net Asset Value, End of Period	$16.91	$16.15	$13.58	$10.59	$10.50	$8.45
Total Return[2]	4.71%	18.92%	28.23%	0.86%	24.26%	11.18%
Ratios to Average Net Assets:
Net expenses	1.50%[3]	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	0.18%[3]	0.17%	0.34%	(0.23)%	(0.28)%	(0.08)%
Expense waiver/reimbursement[4]	0.05%[3]	0.11%	0.27%	0.78%	0.74%	0.55%
Supplemental Data:
Net assets, end of period (000 omitted)	$53,776	$54,573	$49,018	$40,676	$44,762	$45,993
Portfolio turnover	23%	51%	135%	258%	208%	217%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$15.41	$13.05	$10.25	$10.24	$8.30	$7.53
Income From Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.09)	(0.05)	(0.10)	(0.10)	(0.07)
Net realized and unrealized gain on investments	0.71	2.45	2.85	0.11	2.04	0.84
TOTAL FROM INVESTMENT OPERATIONS	0.66	2.36	2.80	0.01	1.94	0.77
Net Asset Value, End of Period	$16.07	$15.41	$13.05	$10.25	$10.24	$8.30
Total Return[2]	4.28%	18.08%	27.32%	0.10%	23.37%	10.23%
Ratios to Average Net Assets:
Net expenses	2.25%[3]	2.25%	2.25%	2.25%	2.25%	2.25%
Net investment income (loss)	(0.60)%[3]	(0.59)%	(0.44)%	(0.98)%	(1.04)%	(0.86)%
Expense waiver/reimbursement[4]	0.06%[3]	0.11%	0.26%	0.78%	0.74%	0.56%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,553	$10,519	$7,428	$4,932	$6,680	$7,506
Portfolio turnover	23%	51%	135%	258%	208%	217%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$15.07	$12.76	$10.03	$10.02	$8.12	$7.37
Income From Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.08)	(0.05)	(0.09)	(0.10)	(0.07)
Net realized and unrealized gain on investments	0.70	2.39	2.78	0.10	2.00	0.82
TOTAL FROM INVESTMENT OPERATIONS	0.65	2.31	2.73	0.01	1.90	0.75
Net Asset Value, End of Period	$15.72	$15.07	$12.76	$10.03	$10.02	$8.12
Total Return[2]	4.31%	18.10%	27.22%	0.10%	23.40%	10.18%
Ratios to Average Net Assets:
Net expenses	2.25%[3]	2.25%	2.25%	2.25%	2.25%	2.25%
Net investment income (loss)	(0.58)%[3]	(0.59)%	(0.43)%	(0.98)%	(1.05)%	(0.86)%
Expense waiver/reimbursement[4]	0.05%[3]	0.11%	0.27%	0.78%	0.74%	0.56%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,598	$11,991	$9,830	$7,001	$7,564	$6,816
Portfolio turnover	23%	51%	135%	258%	208%	217%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$16.55	$13.88	$10.80	$10.68	$8.57	$7.70
Income From Investment Operations:
Net investment income (loss)[1]	0.04	0.06	0.07	0.00[2]	(0.00)[2]	0.01
Net realized and unrealized gain on investments	0.76	2.61	3.01	0.12	2.11	0.86
TOTAL FROM INVESTMENT OPERATIONS	0.80	2.67	3.08	0.12	2.11	0.87
Net Asset Value, End of Period	$17.35	$16.55	$13.88	$10.80	$10.68	$8.57
Total Return[3]	4.83%	19.24%	28.52%	1.12%	24.62%	11.30%
Ratios to Average Net Assets:
Net expenses	1.25%[4]	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	0.41%[4]	0.40%	0.58%	0.02%	(0.05)%	0.14%
Expense waiver/reimbursement[5]	0.05%[4]	0.10%	0.27%	0.78%	0.74%	0.56%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,467	$7,502	$5,002	$3,774	$4,565	$4,179
Portfolio turnover	23%	51%	135%	258%	208%	217%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities
January 31, 2015 (unaudited)
Assets:
Total investment in securities, at value including $2,255,084 of investment in an affiliated holding (Note 5) (identified cost $75,762,463)		$89,063,748
Income receivable		54,933
Receivable for investments sold		900,002
Receivable for shares sold		298,742
TOTAL ASSETS		90,317,425
Liabilities:
Payable for investments purchased	$1,647,281
Payable for shares redeemed	152,358
Payable for distribution services fee (Note 5)	16,058
Payable for other service fees (Notes 2 and 5)	31,711
Accrued expenses (Note 5)	77,136
TOTAL LIABILITIES		1,924,544
Net assets for 5,313,956 shares outstanding		$88,392,881
Net Assets Consist of:
Paid-in capital		$74,558,281
Net unrealized appreciation of investments		13,301,285
Accumulated net realized gain on investments		536,784
Accumulated net investment income (loss)		(3,469)
TOTAL NET ASSETS		$88,392,881
Semi-Annual Shareholder Report
18

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($53,775,714 ÷ 3,180,751 shares outstanding), no par value, unlimited shares authorized	$16.91
Offering price per share (100/94.50 of $16.91)	$17.89
Redemption proceeds per share	$16.91
Class B Shares:
Net asset value per share ($13,552,547 ÷ 843,523 shares outstanding), no par value, unlimited shares authorized	$16.07
Offering price per share	$16.07
Redemption proceeds per share (94.50/100 of $16.07)	$15.19
Class C Shares:
Net asset value per share ($12,597,954 ÷ 801,607 shares outstanding), no par value, unlimited shares authorized	$15.72
Offering price per share	$15.72
Redemption proceeds per share (99.00/100 of $15.72)	$15.56
Institutional Shares:
Net asset value per share ($8,466,666 ÷ 488,075 shares outstanding), no par value, unlimited shares authorized	$17.35
Offering price per share	$17.35
Redemption proceeds per share	$17.35
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Operations
Six Months Ended January 31, 2015 (unaudited)
Investment Income:
Dividends (including $546 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $56)			$728,388
Expenses:
Investment adviser fee (Note 5)		$325,954
Administrative fee (Note 5)		34,015
Custodian fees		4,951
Transfer agent fee		96,235
Directors'/Trustees' fees (Note 5)		1,140
Auditing fees		11,930
Legal fees		5,671
Portfolio accounting fees		39,507
Distribution services fee (Note 5)		90,088
Other service fees (Notes 2 and 5)		98,216
Share registration costs		26,377
Printing and postage		17,419
Miscellaneous (Note 5)		5,571
TOTAL EXPENSES		757,074
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(23,384)
Reimbursement of other operating expenses (Notes 2 and 5)	(105)
TOTAL WAIVER AND REIMBURSEMENTS		(23,489)
Net expenses			733,585
Net investment income (loss)			(5,197)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			4,560,527
Net change in unrealized appreciation of investments			(728,816)
Net realized and unrealized gain on investments			3,831,711
Change in net assets resulting from operations			$3,826,514
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2015	Year Ended 7/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(5,197)	$1,199
Net realized gain on investments	4,560,527	9,927,275
Net change in unrealized appreciation/depreciation of investments	(728,816)	3,832,873
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,826,514	13,761,347
Share Transactions:
Proceeds from sale of shares	9,639,136	19,199,689
Cost of shares redeemed	(9,658,412)	(19,653,204)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(19,276)	(453,515)
Change in net assets	3,807,238	13,307,832
Net Assets:
Beginning of period	84,585,643	71,277,811
End of period (including accumulated net investment income (loss) of $(3,469) and $1,728, respectively)	$88,392,881	$84,585,643
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2015 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Large Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees the (“Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including, but not limited to, industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
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additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may bear distribution services fees and other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$68,187	$—
Class B Shares	14,347	(105)
Class C Shares	15,682	—
TOTAL	$98,216	$(105)
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Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	194,410	$3,244,162	647,555	$9,705,466
Shares redeemed	(392,926)	(6,521,009)	(878,609)	(13,510,867)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(198,516)	$(3,276,847)	(231,054)	$(3,805,401)

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	222,561	$3,559,196	259,358	$3,740,207
Shares redeemed	(61,869)	(985,952)	(145,811)	(2,107,202)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	160,692	$2,573,244	113,547	$1,633,005
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	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	107,741	$1,680,092	220,874	$3,158,663
Shares redeemed	(101,899)	(1,585,341)	(195,227)	(2,816,945)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	5,842	$94,751	25,647	$341,718

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	67,774	$1,155,686	170,790	$2,595,353
Shares redeemed	(33,032)	(566,110)	(77,873)	(1,218,190)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	34,742	$589,576	92,917	$1,377,163
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,760	$(19,276)	1,057	$(453,515)
4. FEDERAL TAX INFORMATION
At January 31, 2015, the cost of investments for federal tax purposes was $75,762,463. The net unrealized appreciation of investments for federal tax was $13,301,285. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,563,456 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,262,171.
At July 31, 2014, the Fund had a capital loss carryforward of $4,024,875 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$2,424,248	NA	$2,424,248
2018	$1,600,627	NA	$1,600,627
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of July 31, 2014, for federal income tax purposes, a late year ordinary loss of $1,868 was deferred to August 1, 2014.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the Adviser voluntarily waived $22,417 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$43,040
Class C Shares	47,048
TOTAL	$90,088
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2015, FSC retained $27,642 of fees paid by the Fund. For the six months ended January 31, 2015, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2015, FSC retained $2,417 in sales charges from the sale of Class A Shares. FSC also retained $4,784 of CDSC relating to redemptions of Class B Shares and $204 relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended January 31, 2015, FSSC received $12,321 and reimbursed $105 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.50%, 2.25%, 2.25% and 1.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2015, the Adviser reimbursed $967. Transactions involving the affiliated holding during the six months ended January 31, 2015, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2014	1,586,489
Purchases/Additions	7,604,900
Sales/Reductions	(6,936,305)
Balance of Shares Held 1/31/2015	2,255,084
Value	$2,255,084
Dividend Income	$546
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2015, were as follows:
Purchases	$19,249,065
Sales	$19,314,056
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2014 to January 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2014	Ending Account Value 1/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,047.10	$7.74
Class B Shares	$1,000	$1,042.80	$11.59
Class C Shares	$1,000	$1,043.10	$11.59
Institutional Shares	$1,000	$1,048.30	$6.45
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.64	$7.63
Class B Shares	$1,000	$1,013.86	$11.42
Class C Shares	$1,000	$1,013.86	$11.42
Institutional Shares	$1,000	$1,018.90	$6.36
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.50%
Class B Shares	2.25%
Class C Shares	2.25%
Institutional Shares	1.25%
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Evaluation and Approval of Advisory Contract–May 2014
Federated MDT Large Cap Growth Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing
Semi-Annual Shareholder Report
34

different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior Officer had specifically noted that the Fund's quantitative investment program is of such a type.
For the periods covered by the Evaluation, the Fund's performance for both the one-year and three-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year period, outperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment
Semi-Annual Shareholder Report
35

or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the
Semi-Annual Shareholder Report
36

Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
37

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
38

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
39

Federated MDT Large Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R700
CUSIP 31421R684
CUSIP 31421R809
CUSIP 31421R882
36353 (3/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2015
Share Class	Ticker
A	QASCX
C	QCSCX
Institutional	QISCX

Federated MDT Small Cap Core Fund
Fund Established 2005

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2014 through January 31, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2015, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Regional Banks	8.5%
Software Packaged/Custom	4.0%
Financial Services	2.9%
Multi-Line Insurance	2.9%
Savings & Loan	2.7%
Specialty Retailing	2.4%
Biotechnology	2.3%
Medical Technology	2.3%
Internet Software & Services	1.9%
Medical Supplies	1.8%
Property Liability Insurance	1.8%
Health Care Equipment & Supplies	1.7%
Auto Original Equipment Manufacturers	1.5%
Education & Training Services	1.5%
Electronic Equipment Instruments & Components	1.5%
Miscellaneous Components	1.5%
Shoes	1.5%
Personnel Agency	1.4%
Railroad	1.3%
Undesignated Consumer Staples	1.3%
Electric Utility	1.2%
Furniture	1.2%
Industrial Machinery	1.2%
Semi-Annual Shareholder Report
1

Industry Composition	Percentage of Total Net Assets
Poultry Products	1.2%
Services to Medical Professionals	1.2%
Airline - National	1.1%
Computer Stores	1.1%
Office Supplies	1.1%
Apparel	1.0%
Computer Services	1.0%
Miscellaneous Communications	1.0%
Multiline Retail	1.0%
Office Furniture	1.0%
Other[2]	36.7%
Cash Equivalents[3]	2.2%
Other Assets and Liabilities—Net[4]	0.1%
TOTAL	100%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2015 (unaudited)
Shares			Value
		COMMON STOCKS—97.7%
		Accident & Health Insurance—0.5%
6,287	[1]	Triple-S Management Corp., Class B	$151,391
		Air Freight & Logistics—0.2%
2,000	[1]	Echo Global Logistics, Inc.	52,800
		Airline - National—1.1%
2,400	[1]	Atlas Air Worldwide Holdings, Inc.	108,480
11,440	[1]	Jet Blue Airways Corp.	192,078
		TOTAL	300,558
		Airline - Regional—0.1%
212		Alaska Air Group, Inc.	14,388
		Aluminum—0.8%
10,100	[1]	Century Aluminum Co.	233,411
		Apparel—1.0%
1,700		Columbia Sportswear Co.	72,250
500	[1]	G-III Apparel Group Ltd.	48,600
4,800	[1]	Iconix Brand Group, Inc.	159,552
		TOTAL	280,402
		Auto Original Equipment Manufacturers—1.5%
2,900	[1]	American Axle & Manufacturing Holdings, Inc.	70,615
14,000	[1]	Meritor, Inc.	179,200
100	[1]	Remy International, Inc.	2,127
3,300	[1]	Stoneridge, Inc.	41,646
1,300		Strattec Security Corp.	81,900
954	[1]	Tenneco, Inc.	49,055
		TOTAL	424,543
		Auto Part Replacement—0.0%
185		Standard Motor Products, Inc.	6,745
		Automotive—0.4%
4,500	[1]	Tower International, Inc.	106,515
		Beer—0.2%
200	[1]	The Boston Beer Co., Inc., Class A	62,904
		Biotechnology—2.3%
13,200	[1]	Achillion Pharmaceuticals, Inc.	196,020
20,300	[1]	Affymetrix, Inc.	224,112
4,600	[1]	Cambrex Corp.	103,178
1,300	[1]	Enanta Pharmaceuticals, Inc.	56,472
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Biotechnology—continued
1,300	[1]	Ophthotech Corp.	$73,125
		TOTAL	652,907
		Building Materials—0.6%
1,400		Apogee Enterprises, Inc.	60,564
6,700		Griffon Corp.	98,423
		TOTAL	158,987
		Cable TV—0.4%
3,800	[1]	DTS, Inc.	105,336
		Cellular Communications—0.3%
5,200	[1]	Intelsat (Luxembourg) S.A., ADR	81,900
		Clothing Stores—0.6%
2,500		Cato Corp., Class A	106,000
2,400	[1]	Citi Trends, Inc.	54,936
900		Stein Mart, Inc.	12,384
		TOTAL	173,320
		Commercial Banks—0.4%
1,200		First Financial Corp.	38,892
4,100		FirstMerit Corp.	67,178
		TOTAL	106,070
		Commercial Services—0.3%
6,200	[1]	Lifelock, Inc.	92,070
		Communications Equipment—0.7%
5,600	[1]	Aruba Networks, Inc.	92,848
6,100	[1]	Infinera Corp.	98,332
		TOTAL	191,180
		Computer Networking—0.2%
2,151		Black Box Corp.	45,193
		Computer Peripherals—0.3%
2,200	[1]	Super Micro Computer, Inc.	80,454
		Computer Services—1.0%
500	[1]	CACI International, Inc., Class A	42,295
3,500	[1]	Manhattan Associates, Inc.	156,240
3,900	[1]	Sykes Enterprises, Inc.	87,828
		TOTAL	286,363
		Computer Stores—1.1%
5,971	[1]	Insight Enterprises, Inc.	141,333
6,869	[1]	PC Connections, Inc.	163,139
		TOTAL	304,472
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Construction & Engineering—0.4%
4,600	[1]	Tutor Perini Corp.	$99,866
		Consumer Finance—0.5%
4,800	[1]	Springleaf Holdings, Inc.	151,680
		Contracting—0.5%
2,000		Emcor Group, Inc.	80,720
4,600		Harsco Corp.	67,896
		TOTAL	148,616
		Cosmetics & Toiletries—0.5%
2,000	[1]	Helen of Troy Ltd.	150,440
		Crude Oil & Gas Production—0.2%
5,700	[1]	Bill Barrett Corp.	58,140
		Dairy Products—0.1%
400		Cal-Maine Foods, Inc.	14,020
		Defense Aerospace—0.8%
2,600		AAR Corp.	74,516
1,500	[1]	Ducommun, Inc.	38,955
200		Kaman Corp., Class A	7,604
1,100	[1]	Teledyne Technologies, Inc.	104,544
		TOTAL	225,619
		Defense Electronics—0.3%
1,500		American Railcar Industries, Inc.	75,300
		Diversified Consumer Services—0.3%
4,100	[1]	2U, Inc.	72,939
		Diversified Leisure—0.2%
2,600	[1]	Pinnacle Entertainment, Inc.	54,990
		Drug Stores—0.2%
8,300	[1]	Rite Aid Corp.	57,934
		Education & Training Services—1.5%
1,700		Capella Education Co.	115,583
3,500	[1]	Grand Canyon Education, Inc.	153,370
2,400	[1]	Strayer Education, Inc.	160,800
		TOTAL	429,753
		Electric & Electronic Original Equipment Manufacturers—0.8%
9,900		General Cable Corp.	113,256
1,600	[1]	Rogers Corp.	118,176
		TOTAL	231,432
		Electric Utility—1.2%
200		Black Hills Corp.	10,032
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Electric Utility—continued
2,700		Empire Distribution Electric Co.	$82,269
2,500		Idacorp, Inc.	169,775
2,400		Otter Tail Corp.	74,208
		TOTAL	336,284
		Electrical Equipment—0.2%
2,000		Brady (W.H.) Co.	52,340
		Electronic Equipment Instruments & Components—1.5%
400	[1]	Itron, Inc.	14,884
13,067	[1]	Sanmina Corp.	276,759
5,300	[1]	Taser International, Inc.	143,153
		TOTAL	434,796
		Electronics Stores—0.7%
3,300	[1]	REX American Resources Corp.	183,183
		Energy Equipment & Services—0.1%
1,700		Gulf Island Fabrication, Inc.	28,169
		Ethical Drugs—0.6%
21,100	[1]	SciClone Pharmaceuticals, Inc.	155,718
		Financial Services—2.9%
1,400	[1]	America's Car-Mart, Inc.	74,354
10,600		Boston Private Financial Holdings	116,600
1,500	[1]	CRA International, Inc.	44,295
3,935		Deluxe Corp.	255,499
3,600		Fidelity Southern Corp.	55,044
3,000	[1]	Global Cash Access LLC	19,830
1,100		Lakeland Financial Corp.	41,514
9,058		MainSource Financial Group, Inc.	173,914
3,700	[1]	Moneygram International, Inc.	31,524
		TOTAL	812,574
		Food Wholesaling—0.3%
8,700	[1]	SUPERVALU, Inc.	84,738
		Furniture—1.2%
1,800		Ethan Allen Interiors, Inc.	48,996
2,300		Haverty Furniture Cos., Inc.	56,189
4,259		Kimball International, Inc., Class B	36,926
6,600	[1]	Select Comfort Corp.	196,944
		TOTAL	339,055
		Gas Distributor—0.7%
2,700		New Jersey Resources Corp.	172,476
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued
		Gas Distributor—continued
300		WGL Holdings, Inc.	$16,950
		TOTAL	189,426
		Generic Drugs—0.4%
10,600	[1]	Vanda Pharmaceuticals, Inc.	117,978
		Grocery Chain—0.4%
2,400		Ingles Markets, Inc., Class A	102,360
		Health Care—0.3%
10,800	[1]	Radnet, Inc.	85,212
		Health Care Equipment & Supplies—1.7%
6,000	[1]	Merit Medical Systems, Inc.	91,980
8,598	[1]	PharMerica Corp.	197,840
5,900	[1]	Zeltiq Aesthetics, Inc.	190,039
		TOTAL	479,859
		Home Health Care—0.3%
400	[1]	Addus Homecare Corp.	8,872
3,000	[1]	Amedisys, Inc.	84,540
		TOTAL	93,412
		Hospitals—0.5%
3,200		HealthSouth Corp.	141,120
		Hotels Restaurants & Leisure—0.3%
1,700	[1]	Diamond Resorts International, Inc.	48,246
300		Marriott Vacations Worldwide Corp.	22,950
		TOTAL	71,196
		Industrial Machinery—1.2%
5,800		Actuant Corp.	134,038
11,100	[1]	Blount International, Inc.	172,050
1,500	[1]	Chart Industries, Inc.	42,750
		TOTAL	348,838
		Insurance—0.4%
5,500		Fidelity & Guaranty Life	118,855
		Insurance Brokerage—0.9%
4,000		AmTrust Financial Services, Inc.	202,480
5,400		Crawford & Co., Class B	50,490
		TOTAL	252,970
		International Bank—0.1%
1,400		Preferred Bank Los Angeles, CA	36,554
		Internet Services—0.0%
600	[1]	Web.com Group, Inc.	9,066
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued
		Internet Software & Services—1.9%
2,300	[1]	Cvent, Inc.	$57,454
3,400	[1]	EPAM Systems, Inc.	166,362
2,000	[1]	Envestnet, Inc.	102,940
4,400	[1]	LogMeIn, Inc.	209,220
		TOTAL	535,976
		IT Services—0.3%
2,300	[1]	Luxoft Holding, Inc.	89,746
		Jewelry Stores—0.1%
1,700		Movado Group, Inc.	40,851
		Leasing—0.1%
1,500	[1]	Willis Lease Finance Corp.	30,990
		Life Insurance—0.4%
100	[1]	Phoenix Companies, Inc.	6,203
5,768		Symetra Financial Corp.	117,148
		TOTAL	123,351
		Machine Tools—0.3%
2,800		Hurco Co., Inc.	98,224
		Machinery—0.7%
5,000		Douglas Dynamics, Inc.	100,950
1,700		Hyster-Yale Materials Handling, Inc.	106,505
		TOTAL	207,455
		Maritime—0.2%
3,300		Ship Finance International Ltd.	45,837
		Medical Supplies—1.8%
200		CONMED Corp.	9,528
1,800	[1]	ICU Medical, Inc.	150,444
3,500		Invacare Corp.	51,275
3,900	[1]	NuVasive, Inc.	180,648
3,400	[1]	Orthofix International NV	103,700
		TOTAL	495,595
		Medical Technology—2.3%
3,600		Abaxis, Inc.	221,328
6,100	[1]	AngioDynamics, Inc.	117,394
8,300	[1]	Natus Medical, Inc.	312,080
		TOTAL	650,802
		Metal Fabrication—0.8%
6,400		Mueller Industries, Inc.	200,896
Semi-Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Metal Fabrication—continued
700		Worthington Industries, Inc.	$20,951
		TOTAL	221,847
		Mini-Mill Producer—0.2%
5,200		Commercial Metals Corp.	69,784
		Miscellaneous Communications—1.0%
2,500	[1]	Constant Contact, Inc.	94,550
5,500		West Corp.	179,850
		TOTAL	274,400
		Miscellaneous Components—1.5%
5,400		MKS Instruments, Inc.	189,054
16,500	[1]	Qlogic Corp.	220,440
		TOTAL	409,494
		Miscellaneous Food Products—0.3%
1,650		The Anderson's, Inc.	74,217
		Miscellaneous Machinery—0.3%
4,500		Briggs & Stratton Corp.	82,845
		Miscellaneous Metals—0.2%
1,600		Materion Corp.	52,720
		Money Center Bank—0.0%
178		MidWestOne Financial Group, Inc.	4,988
		Mortgage and Title—0.2%
1,400		First American Financial Corp.	47,628
		Multi-Industry Transportation—0.4%
4,500		Brinks Co. (The)	100,845
		Multi-Line Insurance—2.9%
1,400		Amerisafe, Inc.	56,980
9,435		CNO Financial Group, Inc.	146,431
1,975		FBL Financial Group, Inc., Class A	103,075
4,700		Maiden Holdings Ltd.	58,750
4,925		Montpelier Re Holdings Ltd.	173,016
1,600	[1]	Navigators Group, Inc.	118,752
2,300		Safety Insurance Group, Inc.	142,485
		TOTAL	799,489
		Multiline Retail—1.0%
5,500	[1]	Burlington Stores, Inc.	274,395
		Office Furniture—1.0%
3,600		HNI Corp.	177,300
Semi-Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Office Furniture—continued
4,600		Knoll, Inc.	$94,254
		TOTAL	271,554
		Office Supplies—1.1%
12,500	[1]	Acco Brands Corp.	99,000
4,100		Ennis Business Forms, Inc.	54,694
3,526		United Stationers, Inc.	142,133
		TOTAL	295,827
		Offshore Driller—0.7%
4,100	[1]	Hornbeck Offshore Services, Inc.	91,020
11,500	[1]	Newpark Resources, Inc.	99,360
		TOTAL	190,380
		Oil Service, Explore & Drill—0.5%
4,400	[1]	Helix Energy Solutions Group, Inc.	82,588
8,000	[1]	Pioneer Energy Services Corp.	33,120
5,100	[1]	Willbros. Group, Inc.	28,458
		TOTAL	144,166
		Oil Well Supply—0.1%
300		Park-Ohio Holdings Corp.	16,029
		Optical Reading Equipment—0.4%
3,000	[1]	ScanSource, Inc.	103,440
		Other Communications Equipment—0.2%
2,100	[1]	Netgear, Inc.	70,917
		Paper & Forest Products—0.6%
4,300	[1]	Boise Cascade Co.	173,892
		Paper Products—0.4%
700	[1]	Clearwater Paper Corp.	51,814
3,400	[1]	Xerium Technologies, Inc.	52,326
		TOTAL	104,140
		Personal Loans—0.4%
800	[1]	Credit Acceptance Corp.	126,112
		Personnel Agency—1.4%
6,400	[1]	AMN Healthcare Services, Inc.	120,448
7,500	[1]	Dice Holdings, Inc.	62,025
3,435		Kelly Services, Inc., Class A	58,051
2,600		Maximus, Inc.	144,872
		TOTAL	385,396
		Pharmaceuticals—0.4%
5,000	[1]	Amphastar Pharmaceuticals, Inc.	60,650
Semi-Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued
		Pharmaceuticals—continued
2,400	[1]	Phibro Animal Health Corp.	$65,592
		TOTAL	126,242
		Poultry Products—1.2%
4,800		Pilgrim's Pride Corp.	130,320
2,500		Sanderson Farms, Inc.	199,900
		TOTAL	330,220
		Printed Circuit Boards—0.7%
5,400	[1]	Benchmark Electronics, Inc.	130,842
8,347	[1]	Sigma Designs, Inc.	53,087
		TOTAL	183,929
		Printing—0.4%
1,700		Multi-Color Corp.	98,974
494		Quad Graphics, Inc.	9,900
		TOTAL	108,874
		Professional Services—0.2%
800	[1]	WageWorks, Inc.	44,032
		Property Liability Insurance—1.8%
1,770		Argo Group International Holdings Ltd.	94,677
1,700		HCI Group, Inc.	78,557
2,900		Horace Mann Educators Corp.	88,363
1,300		OneBeacon Insurance Group Ltd.	20,553
2,100		Selective Insurance Group, Inc.	54,222
6,900		Universal Insurance Holdings, Inc.	160,287
		TOTAL	496,659
		Railroad—1.3%
3,100		Freightcar America, Inc.	72,354
5,400		Greenbrier Cos., Inc.	280,422
		TOTAL	352,776
		Recreational Goods—0.3%
6,600	[1]	Nautilus, Inc.	93,984
		Regional Banks—8.5%
700		Ameris Bancorp	16,891
2,040		Arrow Financial Corp.	52,163
1,900		BBCN Bancorp, Inc.	24,605
1,200		BancFirst Corp.	69,192
1,500		Bancorpsouth, Inc.	29,775
200		Bank of the Ozarks, Inc.	6,486
4,100		Cathay Bancorp, Inc.	97,949
Semi-Annual Shareholder Report
11

Shares			Value
		COMMON STOCKS—continued
		Regional Banks—continued
1,870		Community Trust Bancorp, Inc.	$59,055
3,074		Enterprise Financial Services Corp.	58,744
2,099		Financial Institutions, Inc.	46,241
600		First Business Financial Services, Inc.	26,262
2,800		First Financial Bancorp	46,256
4,400		First Interstate BancSystem, Inc., Class A	105,160
5,100		First Merchants Corp.	111,384
6,600		First Midwest Bancorp, Inc.	101,640
2,400	[1]	First NBC Bank Holding Co.	74,304
2,300		Flushing Financial Corp.	41,630
2,300		Great Southern Bancorp, Inc.	83,076
3,000		Hancock Holding Co.	78,330
900		Iberiabank Corp.	49,149
1,200		Metro Bancorp Inc.	30,552
4,200		MidSouth Bancorp, Inc.	58,548
1,900		NBT Bancorp, Inc.	43,719
6,700		OFG Bancorp.	107,870
800		Park National Corp.	64,328
6,600		PrivateBancorp, Inc.	200,244
3,700		S & T Bancorp, Inc.	101,713
1,800		Sandy Spring Bancorp, Inc.	44,514
5,000		Trustmark Corp.	106,800
7,700		United Community Banks, Inc.	134,827
2,000		Univest Corp.	37,040
2,500		Wesbanco, Inc.	75,450
5,700	[1]	Western Alliance Bancorp	146,547
1,100		Wintrust Financial Corp.	47,817
		TOTAL	2,378,261
		Restaurants—0.8%
500		DineEquity, Inc.	53,375
400		Jack in the Box, Inc.	33,916
900		Papa Johns International, Inc.	57,114
3,000		Sonic Corp.	90,810
		TOTAL	235,215
		Rubber—0.6%
4,500		Cooper Tire & Rubber Co.	156,555
		Savings & Loan—2.7%
2,737		Banner Corp.	110,520
Semi-Annual Shareholder Report
12

Shares			Value
		COMMON STOCKS—continued
		Savings & Loan—continued
6,200		Berkshire Hills Bancorp, Inc.	$154,380
2,000		First Defiance Financial Corp.	60,920
7,300	[1]	Flagstar Bancorp, Inc.	103,733
6,448		Provident Financial Holdings, Inc.	100,073
1,500		WSFS Financial Corp.	110,790
4,200		Webster Financial Corp. Waterbury	128,226
		TOTAL	768,642
		Securities Brokerage—0.8%
3,000	[1]	Investment Technology Group, Inc.	62,250
3,100	[1]	Piper Jaffray Cos., Inc.	158,255
		TOTAL	220,505
		Semiconductor Distribution—0.6%
1,300	[1]	Tyler Technologies, Inc.	137,904
4,200	[1]	Ultra Clean Holdings, Inc.	36,960
		TOTAL	174,864
		Semiconductor Manufacturing—0.8%
9,800	[1]	Integrated Device Technology, Inc.	179,242
1,400	[1]	Plexus Corp.	53,046
		TOTAL	232,288
		Semiconductor Manufacturing Equipment—0.9%
3,753		Mentor Graphics Corp.	86,357
4,400		Tessera Technologies, Inc.	163,152
		TOTAL	249,509
		Semiconductors & Semiconductor Equipment—0.6%
3,200	[1]	Ambarella, Inc.	176,992
		Services to Medical Professionals—1.2%
5,500	[1]	Bio-Reference Laboratories, Inc.	184,415
5,500	[1]	MedAssets, Inc.	101,805
1,200	[1]	Team Health Holdings, Inc.	62,040
		TOTAL	348,260
		Shoes—1.5%
3,600		Brown Shoe Co., Inc.	102,204
5,200	[1]	Skechers USA, Inc., Class A	313,820
		TOTAL	416,024
		Soft Drinks—0.3%
800		Coca-Cola Bottling Co.	78,032
		Software Packaged/Custom—4.0%
2,600	[1]	Barracuda Networks, Inc.	88,036
Semi-Annual Shareholder Report
13

Shares			Value
		COMMON STOCKS—continued
		Software Packaged/Custom—continued
2,000		Blackbaud, Inc.	$87,420
619		CSG Systems International, Inc.	15,178
4,500		Ebix, Inc.	102,825
1,930	[1]	ePlus, Inc.	130,159
2,300	[1]	Fleetmatics Group PLC	81,443
3,200	[1]	Omnicell, Inc.	101,856
3,500	[1]	Qualys, Inc.	133,070
1,200		SS&C Technologies Holdings, Inc.	66,396
5,700	[1]	Take-Two Interactive Software, Inc.	169,404
6,600	[1]	VASCO Data Security International, Inc.	141,900
		TOTAL	1,117,687
		Specialty Chemicals—0.3%
500		Chemed Corp.	50,570
2,100	[1]	Kraton Performance Polymers, Inc.	40,614
608	[1]	Omnova Solutions, Inc.	4,171
		TOTAL	95,355
		Specialty Retailing—2.4%
2,683	[1]	Asbury Automotive Group, Inc.	199,105
4,000	[1]	Barnes & Noble, Inc.	93,960
5,300		Big 5 Sporting Goods Corp.	63,123
2,200	[1]	Build-A-Bear Workshop, Inc.	45,364
800		Finish Line, Inc., Class A	18,880
2,500	[1]	Outerwall, Inc.	155,200
600		Penske Automotive Group, Inc.	29,010
3,200		Stage Stores, Inc.	64,000
		TOTAL	668,642
		Telecommunication Equipment & Services—0.9%
5,200	[1]	NeuStar, Inc., Class A	136,708
8,500	[1]	Polycom, Inc.	113,050
		TOTAL	249,758
		Telephone Utility—0.4%
1,000		Atlantic Telephone Network, Inc.	66,430
3,000		Inteliquent, Inc.	50,460
		TOTAL	116,890
		Textiles Apparel & Luxury Goods—0.1%
1,000	[1]	Unifi, Inc.	32,230
		Thrifts & Mortgage Finance—0.6%
14,100	[1]	MGIC Investment Corp.	120,132
Semi-Annual Shareholder Report
14

Shares			Value
		COMMON STOCKS—continued
		Thrifts & Mortgage Finance—continued
3,500		Oritani Financial Corp.	$49,385
		TOTAL	169,517
		Transportation - Services—0.2%
800		Bristow Group, Inc.	44,568
		Truck Manufacturing—0.4%
7,600		Federal Signal Corp.	116,052
		Trucking—0.4%
3,700		Knight Transportation, Inc.	105,413
		Undesignated Consumer Cyclicals—0.4%
7,400		Weight Watchers International, Inc.	122,544
		Undesignated Consumer Staples—1.3%
4,500	[1]	Medifast, Inc.	142,605
2,600		Nutri/System, Inc.	46,332
1,700	[1]	USANA, Inc.	166,668
		TOTAL	355,605
		Undesignated Technology—0.2%
5,900	[1]	American Reprographics Co.	54,103
		Uniforms—0.1%
300		G & K Services, Inc., Class A	21,030
		Wireless Communications—0.5%
2,900		InterDigital, Inc.	144,942
		TOTAL COMMON STOCKS (IDENTIFIED COST $26,121,859)	27,355,872
		INVESTMENT COMPANY—2.2%
611,090	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	611,090
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $26,732,949)[4]	27,966,962
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	24,099
		TOTAL NET ASSETS—100%	$27,991,061
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Semi-Annual Shareholder Report
15

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used througout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$15.07	$13.70	$9.52	$9.88	$7.55	$6.58
Income From Investment Operations:
Net investment income (loss)	(0.03)[1]	(0.12)[1]	(0.01)[1]	(0.06)[1]	(0.09)[1]	(0.06)[1]
Net realized and unrealized gain (loss) on investments	0.44	1.49	4.19	(0.30)	2.42	1.03
TOTAL FROM INVESTMENT OPERATIONS	0.41	1.37	4.18	(0.36)	2.33	0.97
Less Distributions:
Distributions from net realized gain on investments	(0.93)	—	—	—	—	—
Net Asset Value, End of Period	$14.55	$15.07	$13.70	$9.52	$9.88	$7.55
Total Return[2]	2.41%	10.00%	43.91%	(3.64)%	30.86%	14.74%
Ratios to Average Net Assets:
Net expenses	1.70%[3]	1.70%	1.70%	1.71%	1.75%	1.75%
Net investment income (loss)	(0.40)%[3]	(0.77)%	(0.05)%	(0.65)%	(0.96)%	(0.77)%
Expense waiver/reimbursement[4]	0.60%[3]	0.52%	1.09%	4.24%	3.75%	5.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,631	$5,346	$3,694	$2,550	$3,469	$3,184
Portfolio turnover	69%	174%	184%	200%	210%	192%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$14.10	$12.91	$9.04	$9.45	$7.28	$6.39
Income From Investment Operations:
Net investment income (loss)	(0.08)[1]	(0.21)[1]	(0.09)[1]	(0.12)[1]	(0.15)[1]	(0.11)[1]
Net realized and unrealized gain (loss) on investments	0.41	1.40	3.96	(0.29)	2.32	1.00
TOTAL FROM INVESTMENT OPERATIONS	0.33	1.19	3.87	(0.41)	2.17	0.89
Less Distributions:
Distributions from net realized gain on investments	(0.93)	—	—	—	—	—
Net Asset Value, End of Period	$13.50	$14.10	$12.91	$9.04	$9.45	$7.28
Total Return[2]	2.00%	9.22%	42.81%	(4.34)%	29.81%	13.93%
Ratios to Average Net Assets:
Net expenses	2.45%[3]	2.45%	2.45%	2.46%	2.50%	2.50%
Net investment income (loss)	(1.16)%[3]	(1.50)%	(0.81)%	(1.41)%	(1.70)%	(1.53)%
Expense waiver/reimbursement[4]	0.60%[3]	0.54%	1.11%	4.24%	3.78%	5.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,315	$3,338	$2,636	$2,358	$2,978	$3,258
Portfolio turnover	69%	174%	184%	200%	210%	192%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$15.38	$13.94	$9.67	$10.00	$7.63	$6.63
Income From Investment Operations:
Net investment income (loss)	(0.01)[1]	(0.08)[1]	0.03[1]	(0.04)[1]	(0.06)[1]	(0.04)[1]
Net realized and unrealized gain (loss) on investments	0.44	1.52	4.24	(0.29)	2.43	1.04
TOTAL FROM INVESTMENT OPERATIONS	0.43	1.44	4.27	(0.33)	2.37	1.00
Less Distributions:
Distributions from net realized gain on investments	(0.93)	—	—	—	—	—
Net Asset Value, End of Period	$14.88	$15.38	$13.94	$9.67	$10.00	$7.63
Total Return[2]	2.49%	10.33%	44.16%	(3.30)%	31.06%	15.08%
Ratios to Average Net Assets:
Net expenses	1.45%[3]	1.45%	1.45%	1.46%	1.50%	1.50%
Net investment income (loss)	(0.16)%[3]	(0.51)%	0.23%	(0.44)%	(0.71)%	(0.52)%
Expense waiver/reimbursement[4]	0.60%[3]	0.52%	1.10%	3.77%	3.79%	5.56%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,045	$21,486	$14,084	$11,650	$4,836	$5,727
Portfolio turnover	69%	174%	184%	200%	210%	192%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Assets and Liabilities
January 31, 2015 (unaudited)
Assets:
Total investment in securities, at value including $611,090 of investment in an affiliated holding (Note 5) (identified cost $26,732,949)		$27,966,962
Income receivable		33,176
Receivable for investments sold		382,239
Receivable for shares sold		45,800
TOTAL ASSETS		28,428,177
Liabilities:
Payable for investments purchased	$375,037
Payable for shares redeemed	8,323
Payable for auditing fees	11,998
Payable for portfolio accounting fees	11,909
Payable for distribution services fee (Note 5)	2,139
Payable for other service fees (Notes 2 and 5)	4,390
Payable for share registration costs	12,963
Accrued expenses (Note 5)	10,357
TOTAL LIABILITIES		437,116
Net assets for 1,912,493 shares outstanding		$27,991,061
Net Assets Consist of:
Paid-in capital		$30,135,838
Net unrealized appreciation of investments		1,234,013
Accumulated net realized loss on investments		(3,162,453)
Accumulated net investment income (loss)		(216,337)
TOTAL NET ASSETS		$27,991,061
Semi-Annual Shareholder Report
20

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($5,631,224 ÷ 387,150 shares outstanding), no par value, unlimited shares authorized	$14.55
Offering price per share (100/94.50 of $14.55)	$15.40
Redemption proceeds per share	$14.55
Class C Shares:
Net asset value per share ($3,315,174 ÷ 245,597 shares outstanding), no par value, unlimited shares authorized	$13.50
Offering price per share	$13.50
Redemption proceeds per share (99.00/100 of $13.50)	$13.37
Institutional Shares:
Net asset value per share ($19,044,663 ÷ 1,279,746 shares outstanding), no par value, unlimited shares authorized	$14.88
Offering price per share	$14.88
Redemption proceeds per share	$14.88
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Statement of Operations
Six Months Ended January 31, 2015 (unaudited)
Investment Income:
Dividends (including $164 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $90)		$190,519
Expenses:
Investment adviser fee (Note 5)	$169,036
Administrative fee (Note 5)	11,504
Custodian fees	12,773
Transfer agent fee	19,657
Directors'/Trustees' fees (Note 5)	915
Auditing fees	12,000
Legal fees	5,707
Portfolio accounting fees	34,044
Distribution services fee (Note 5)	12,613
Other service fees (Notes 2 and 5)	11,085
Share registration costs	20,660
Printing and postage	10,260
Miscellaneous (Note 5)	4,953
TOTAL EXPENSES	325,207
Waiver/reimbursement of investment adviser fee (Note 5)	(87,656)
Net expenses		237,551
Net investment income (loss)		(47,032)
Realized and Unrealized Gain on Investments:
Net realized gain on investments		434,826
Net change in unrealized appreciation of investments		402,444
Net realized and unrealized gain on investments		837,270
Change in net assets resulting from operations		$790,238
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2015	Year Ended 7/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(47,032)	$(221,422)
Net realized gain on investments	434,826	5,669,313
Net change in unrealized appreciation/depreciation of investments	402,444	(2,326,839)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	790,238	3,121,052
Distributions to Shareholders:
Distributions from net realized gain on investments
Class A Shares	(330,893)	—
Class C Shares	(208,105)	—
Institutional Shares	(1,153,048)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,692,046)	—
Share Transactions:
Proceeds from sale of shares	2,761,245	25,049,675
Net asset value of shares issued to shareholders in payment of distributions declared	1,610,014	—
Cost of shares redeemed	(5,648,900)	(18,414,284)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,277,641)	6,635,391
Change in net assets	(2,179,449)	9,756,443
Net Assets:
Beginning of period	30,170,510	20,414,067
End of period (including accumulated net investment income (loss) of $(216,337) and $(169,305), respectively)	$27,991,061	$30,170,510
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
23

Notes to Financial Statements
January 31, 2015 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report
24

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
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additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares and Class C Shares may bear distribution services fees and other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$6,903
Class C Shares	4,182
TOTAL	$11,085
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	77,578	$1,177,858	476,541	$7,334,303
Shares issued to shareholders in payment of distributions declared	20,829	317,649	—	—
Shares redeemed	(66,022)	(998,154)	(391,487)	(6,138,103)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	32,385	$497,353	85,054	$1,196,200

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	24,186	$344,231	122,191	$1,646,975
Shares issued to shareholders in payment of distributions declared	11,327	160,392	—	—
Shares redeemed	(26,663)	(384,020)	(89,622)	(1,298,266)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	8,850	$120,603	32,569	$348,709
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	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	80,198	$1,239,156	1,086,642	$16,068,397
Shares issued to shareholders in payment of distributions declared	72,562	1,131,973	—	—
Shares redeemed	(270,132)	(4,266,726)	(699,809)	(10,977,915)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(117,372)	$(1,895,597)	386,833	$5,090,482
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(76,137)	$(1,277,641)	504,456	$6,635,391
4. FEDERAL TAX INFORMATION
At January 31, 2015, the cost of investments for federal tax purposes was $26,732,949. The net unrealized appreciation of investments for federal tax purposes was $1,234,013. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,695,726 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,461,713.
At July 31, 2014, the Fund had a capital loss carryforward of $1,852,844 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2018	$1,852,844	NA	$1,852,844
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of July 31, 2014, for federal income tax purposes, a late year ordinary loss of $169,305 was deferred to August 1, 2014.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the Adviser voluntarily waived $87,359 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$12,613
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2015, FSC retained $1,796 of fees paid by the Fund. For the six months ended January 31, 2015, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2015, FSC retained $791 in sales charges from the sale of Class A Shares. FSC also retained $231 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended January 31, 2015, FSCC received $164 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses. Effective April 1, 2015, total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 1.88% and 0.88% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) April 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2015, the Adviser reimbursed $297. Transactions involving the affiliated holding during the six months ended January 31, 2015, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2014	608,213
Purchases/Additions	4,068,460
Sales/Reductions	(4,065,583)
Balance of Shares Held 1/31/2015	611,090
Value	$611,090
Dividend Income	$164
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2015, were as follows:
Purchases	$19,891,043
Sales	$22,960,400
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2014 to January 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2014	Ending Account Value 1/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,024.10	$8.67 [2]
Class C Shares	$1,000	$1,020.00	$12.47 [3]
Institutional Shares	$1,000	$1,024.90	$7.40 [4]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.64	$8.64 [2]
Class C Shares	$1,000	$1,012.85	$12.43 [3]
Institutional Shares	$1,000	$1,017.90	$7.37 [4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.70%
Class C Shares	2.45%
Institutional Shares	1.45%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class A Shares current Fee Limit of 1.13% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.77 and $5.75, respectively.

3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class C Shares current Fee Limit of 1.88% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $9.57 and $9.55, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.88% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.49 and $4.48, respectively.
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Evaluation and Approval of Advisory Contract–May 2014
Federated MDT Small Cap Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing
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different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior Officer had specifically noted that the Fund's quantitative investment program is of such a type.
For the periods covered by the Evaluation, the Fund's performance for both the one-year and three-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year period, outperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment
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or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the
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Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
39

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
40

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
41

Federated MDT Small Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R817
CUSIP 31421R791
CUSIP 31421R783
36359 (3/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2015
Share Class	Ticker
A	QASGX
B	QBSGX
C	QCSGX
Institutional	QISGX

Federated MDT Small Cap Growth Fund
Fund Established 2005

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2014 through January 31, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2015, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Software Packaged/Custom	6.7%
Biotechnology	5.9%
Specialty Retailing	4.1%
Medical Supplies	3.1%
Apparel	2.9%
Services to Medical Professionals	2.9%
Generic Drugs	2.6%
Medical Technology	2.6%
Restaurants	2.5%
Computer Services	2.4%
Semiconductor Manufacturing	2.3%
Education & Training Services	2.1%
Semiconductor Manufacturing Equipment	2.0%
Industrial Machinery	1.9%
Shoes	1.9%
Regional Banks	1.8%
Telecommunication Equipment & Services	1.8%
Health Care Equipment & Supplies	1.7%
Poultry Products	1.7%
Auto Original Equipment Manufacturers	1.6%
Internet Software & Services	1.6%
Office Furniture	1.5%
Specialty Chemicals	1.5%
Undesignated Consumer Staples	1.5%
Electrical Equipment	1.4%
Furniture	1.2%
Semiconductor & Semiconductor Equipment	1.2%
Undesignated Consumer Cyclicals	1.2%
Financial Services	1.1%
IT Services	1.1%
Multiline Retail	1.1%
Semiconductor Distribution	1.1%
Home Products	1.0%
Insurance Brokerage	1.0%
Pharmaceuticals	1.0%
Railroad	1.0%
Undesignated Health	1.0%
Semi-Annual Shareholder Report
1

Industry Composition	Percentage of Total Net Assets
Other[2]	23.2%
Cash Equivalents[3]	1.6%
Other Assets and Liabilities—Net[4]	0.2%
TOTAL	100%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2015 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Aerospace & Defense—0.7%
18,600	[1]	Taser International, Inc.	$502,386
		Airline - Regional—0.5%
4,668		Alaska Air Group, Inc.	316,817
		Apparel—2.9%
8,864	[1]	Ann, Inc.	293,398
10,010		Columbia Sportswear Co.	425,425
4,500	[1]	G-III Apparel Group Ltd.	437,400
11,000	[1]	Iconix Brand Group, Inc.	365,640
1,436		Oxford Industries, Inc.	80,330
10,033	[1]	Zumiez, Inc.	374,131
		TOTAL	1,976,324
		Auto Original Equipment Manufacturers—1.6%
7,900	[1]	Gentherm, Inc.	290,562
20,065	[1]	Meritor, Inc.	256,832
9,673	[1]	Tenneco, Inc.	497,386
		TOTAL	1,044,780
		Biotechnology—5.9%
12,700	[1]	Anika Therapeutics, Inc.	497,586
11,800	[1]	Enanta Pharmaceuticals, Inc.	512,592
9,900	[1]	Isis Pharmaceuticals, Inc.	678,249
9,100	[1]	NewLink Genetics Corp.	332,969
2,000	[1]	Oncomed Pharmaceuticals, Inc.	45,720
11,300	[1]	Ophthotech Corp.	635,625
2,300	[1]	Puma Biotechnology, Inc.	485,484
28,900	[1]	Repligen Corp.	701,981
3,000	[1]	Seattle Genetics, Inc.	93,480
		TOTAL	3,983,686
		Clothing Stores—0.2%
3,308		Cato Corp., Class A	140,259
		Commodity Chemicals—0.2%
3,208		Stepan Co.	123,187
		Communications Equipment—0.9%
36,900	[1]	Aruba Networks, Inc.	611,802
		Computer Peripherals—0.4%
10,234	[1]	Silicon Graphics, Inc.	96,506
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Computer Peripherals—continued
2,117	[1]	Synaptics, Inc.	$162,607
		TOTAL	259,113
		Computer Services—2.4%
5,255		Fair Isaac & Co., Inc.	374,944
16,200	[1]	Manhattan Associates, Inc.	723,168
5,646	[1]	Syntel, Inc.	244,190
11,641	[1]	Unisys Corp.	255,287
		TOTAL	1,597,589
		Computer Stores—0.2%
6,322	[1]	Insight Enterprises, Inc.	149,642
		Containers & Packaging—0.7%
14,000	[1]	Berry Plastics Group, Inc.	473,480
		Contracting—0.2%
3,000	[1]	Team, Inc.	114,420
		Cosmetics & Toiletries—0.4%
8,034	[1]	Sally Beauty Holdings, Inc.	249,697
		Crude Oil & Gas Production—0.5%
4,900	[1]	Clayton Williams Energy, Inc.	273,910
19,484		W&T Offshore, Inc.	98,589
		TOTAL	372,499
		Dairy Products—0.6%
11,400		Cal-Maine Foods, Inc.	399,570
		Defense Aerospace—0.9%
5,600		Kaman Corp., Class A	212,912
4,300	[1]	Teledyne Technologies, Inc.	408,672
		TOTAL	621,584
		Education & Training Services—2.1%
3,960	[1]	American Public Education, Inc.	132,937
5,528		Capella Education Co.	375,849
11,907	[1]	Grand Canyon Education, Inc.	521,765
5,812	[1]	Strayer Education, Inc.	389,404
		TOTAL	1,419,955
		Electrical Equipment—1.4%
4,200		Belden, Inc.	348,348
7,006		EnerSys, Inc.	409,010
6,330	[1]	Rofin-Sinar Technologies, Inc.	170,404
		TOTAL	927,762
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Electronic Instruments—0.2%
3,289	[1]	iRobot Corp.	$103,768
		Electronics Stores—0.5%
6,100	[1]	REX American Resources Corp.	338,611
		Energy Equipment & Services—0.1%
3,500		US Silica Holdings, Inc.	88,200
		Financial Services—1.1%
11,368		Deluxe Corp.	738,124
		Furniture—1.2%
7,783		Ethan Allen Interiors, Inc.	211,853
19,414	[1]	Select Comfort Corp.	579,314
		TOTAL	791,167
		Generic Drugs—2.6%
19,600	[1]	Impax Laboratories, Inc.	718,732
14,800	[1]	Lannett Co., Inc.	701,964
29,200	[1]	Vanda Pharmaceuticals, Inc.	324,996
		TOTAL	1,745,692
		Grocery Chain—0.4%
3,050		Casey's General Stores, Inc.	278,465
		Health Care Equipment & Supplies—1.7%
17,300	[1]	Masimo Corp.	441,496
21,000	[1]	Zeltiq Aesthetics, Inc.	676,410
		TOTAL	1,117,906
		Home Products—1.0%
3,000		Spectrum Brands Holdings, Inc.	269,040
6,149		Tupperware Brands Corp.	415,734
		TOTAL	684,774
		Household Appliances—0.4%
3,100	[1]	Middleby Corp.	294,562
		Industrial Machinery—1.9%
7,900		Altra Holdings, Inc.	201,845
5,100		Hyster-Yale Materials Handling, Inc.	319,515
15,700	[1]	Rexnord Corp.	388,575
2,945		Tennant Co.	192,044
3,213		Watts Industries, Inc., Class A	188,378
		TOTAL	1,290,357
		Insurance Brokerage—1.0%
13,500		AmTrust Financial Services, Inc.	683,370
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Internet & Catalog Retail—0.6%
5,570		HSN, Inc.	$431,341
		Internet Services—0.6%
4,661	[1]	Travelzoo, Inc.	39,991
23,000	[1]	Web.com Group, Inc.	347,530
		TOTAL	387,521
		Internet Software & Services—1.6%
9,000	[1]	Envestnet, Inc.	463,230
12,900	[1]	LogMeIn, Inc.	613,395
		TOTAL	1,076,625
		IT Services—1.1%
14,900	[1]	EPAM Systems, Inc.	729,057
		Machined Parts Original Equipment Manufacturers—0.4%
6,478		Applied Industrial Technologies, Inc.	261,906
		Maritime—0.6%
10,724		TAL International Group, Inc.	435,931
		Medical Supplies—3.1%
4,800	[1]	Align Technology, Inc.	254,640
14,800	[1]	NuVasive, Inc.	685,536
12,600		Owens & Minor, Inc.	431,298
11,277		Steris Corp.	735,486
		TOTAL	2,106,960
		Medical Technology—2.6%
10,000		Abaxis, Inc.	614,800
2,900		Cantel Medical Corp.	117,653
16,151	[1]	MedAssets, Inc.	298,955
18,500	[1]	Natus Medical, Inc.	695,600
		TOTAL	1,727,008
		Metal Fabrication—0.7%
15,038		Worthington Industries, Inc.	450,087
		Miscellaneous Communications—0.9%
18,000		West Corp.	588,600
		Miscellaneous Metals—0.4%
8,098		Materion Corp.	266,829
		Multi-Industry Basic—0.5%
13,814		Olin Corp.	346,317
		Multi-Industry Transportation—0.3%
10,389		Brinks Co. (The)	232,817
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued
		Multiline Retail—1.1%
14,500	[1]	Burlington Stores, Inc.	$723,405
		Office Furniture—1.5%
10,040		HNI Corp.	494,470
14,535		Knoll, Inc.	297,822
7,135		Miller Herman, Inc.	207,272
		TOTAL	999,564
		Office Supplies—0.7%
793		MSA Safety, Inc.	34,622
11,631		United Stationers, Inc.	468,846
		TOTAL	503,468
		Oil Refiner—0.8%
8,100		Alon USA Energy, Inc.	97,848
13,300		Delek US Holdings, Inc.	410,305
		TOTAL	508,153
		Oil Service, Explore & Drill—0.5%
29,200	[1]	Basic Energy Services, Inc.	171,696
32,300	[1]	Pioneer Energy Services Corp.	133,722
		TOTAL	305,418
		Other Communications Equipment—0.4%
8,124	[1]	Netgear, Inc.	274,347
		Paint & Related Materials—0.6%
9,700		Fuller (H.B.) Co.	399,155
		Paper Products—0.4%
4,000	[1]	Clearwater Paper Corp.	296,080
		Personal & Household—0.4%
6,000		Nu Skin Enterprises, Inc., Class A	245,880
		Personal Loans—0.2%
5,177		Cash America International, Inc.	107,682
		Personnel Agency—0.6%
22,700	[1]	AMN Healthcare Services, Inc.	427,214
		Pharmaceuticals—1.0%
6,000	[1]	Pacira Pharmaceuticals, Inc.	644,100
		Photo-Optical Component-Equipment—0.5%
4,100		Cognex Corp.	150,675
2,997	[1]	Coherent, Inc.	185,454
		TOTAL	336,129
		Plastic—0.6%
11,900		Polyone Corp.	423,521
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued
		Poultry Products—1.7%
18,000		Pilgrim's Pride Corp.	$488,700
8,400		Sanderson Farms, Inc.	671,664
		TOTAL	1,160,364
		Railroad—1.0%
12,500		Greenbrier Cos., Inc.	649,125
		Recreational Goods—0.5%
7,700		Sturm Ruger & Co., Inc.	311,080
		Recreational Vehicles—0.9%
4,600		Arctic Cat, Inc.	154,652
8,382		Brunswick Corp.	454,975
		TOTAL	609,627
		Regional Banks—1.8%
17,800		Bank of the Ozarks, Inc.	577,254
24,100	[1]	Western Alliance Bancorp	619,611
		TOTAL	1,196,865
		Restaurants—2.5%
1,200	[1]	Buffalo Wild Wings, Inc.	213,984
4,676		Cracker Barrel Old Country Store, Inc.	628,969
4,500		Domino's Pizza, Inc.	445,725
4,826		Jack in the Box, Inc.	409,196
		TOTAL	1,697,874
		Roofing & Wallboard—0.1%
2,197	[1]	Beacon Roofing Supply, Inc.	52,047
		Semiconductor Distribution—1.1%
6,800	[1]	Tyler Technologies, Inc.	721,344
		Semiconductor Manufacturing—2.3%
412	[1]	Cabot Microelectronics Corp.	20,357
11,865	[1]	Cirrus Logic, Inc.	314,422
39,100	[1]	Integrated Device Technology, Inc.	715,139
3,600		Monolithic Power Systems	170,964
7,894	[1]	Plexus Corp.	299,104
		TOTAL	1,519,986
		Semiconductor Manufacturing Equipment—2.0%
18,799		Brooks Automation, Inc.	242,695
25,704		Mentor Graphics Corp.	591,449
14,000		Tessera Technologies, Inc.	519,120
		TOTAL	1,353,264
Semi-Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Semiconductors & Semiconductor Equipment—1.2%
11,500	[1]	Ambarella, Inc.	$636,065
2,400	[1]	Cavium Networks, Inc.	141,144
		TOTAL	777,209
		Services to Medical Professionals—2.9%
14,809	[1]	Bio-Reference Laboratories, Inc.	496,546
5,917	[1]	Centene Corp.	645,900
10,023	[1]	Team Health Holdings, Inc.	518,189
6,700	[1]	WebMD Health Corp., Class A	259,625
		TOTAL	1,920,260
		Shoes—1.9%
8,021	[1]	CROCs, Inc.	85,023
6,420	[1]	Genesco, Inc.	458,709
11,900	[1]	Skechers USA, Inc., Class A	718,165
		TOTAL	1,261,897
		Software Packaged/Custom—6.7%
12,100	[1]	Aspen Technology, Inc.	427,675
10,700	[1]	Barracuda Networks, Inc.	362,302
16,472		CSG Systems International, Inc.	403,893
800	[1]	Commvault Systems, Inc.	34,864
2,379	[1]	MicroStrategy, Inc., Class A	384,446
11,607	[1]	PTC, Inc.	387,790
15,930	[1]	Progress Software Corp.	399,047
13,100		SS&C Technologies Holdings, Inc.	724,823
26,100	[1]	Take-Two Interactive Software, Inc.	775,692
17,000	[1]	VASCO Data Security International, Inc.	365,500
4,297	[1]	Verint Systems, Inc.	229,374
		TOTAL	4,495,406
		Specialty Chemicals—1.5%
15,500		American Vanguard Corp.	173,290
6,233		Chemed Corp.	630,406
2,738		Quaker Chemical Corp.	216,083
		TOTAL	1,019,779
		Specialty Machinery—0.7%
11,300		Woodward Governor Co.	504,093
		Specialty Retail—0.7%
7,879	[1]	Outerwall, Inc.	489,128
		Specialty Retailing—4.1%
9,900	[1]	Asbury Automotive Group, Inc.	734,679
Semi-Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Specialty Retailing—continued
2,751	[1]	Cabela's, Inc., Class A	$151,167
7,598		Children's Place, Inc./The	455,500
10,402		Finish Line, Inc., Class A	245,487
3,460		GNC Holdings, Inc.	153,416
3,445	[1]	Kirkland's, Inc.	80,165
500		Lithia Motors, Inc., Class A	42,350
13,619		Penske Automotive Group, Inc.	658,479
8,239		Pier 1 Imports, Inc.	138,498
5,100	[1]	Vera Bradley, Inc.	97,257
		TOTAL	2,756,998
		Telecommunication Equipment & Services—1.8%
7,003		Adtran, Inc.	154,836
5,131	[1]	Anixter International, Inc.	386,672
8,263	[1]	CIENA Corp.	153,031
19,100	[1]	NeuStar, Inc., Class A	502,139
		TOTAL	1,196,678
		Trucking—0.9%
8,900	[1]	Old Dominion Freight Lines, Inc.	624,068
		Undesignated Consumer Cyclicals—1.2%
10,100	[1]	Euronet Worldwide, Inc.	458,439
5,700	[1]	Parexel International Corp.	347,472
		TOTAL	805,911
		Undesignated Consumer Staples—1.5%
14,100	[1]	Medifast, Inc.	446,829
5,800	[1]	USANA, Inc.	568,632
		TOTAL	1,015,461
		Undesignated Health—1.0%
14,700		HealthSouth Corp.	648,270
		Wireless Communications—0.7%
10,100		InterDigital, Inc.	504,798
		TOTAL COMMON STOCKS (IDENTIFIED COST $59,291,620)	65,966,195
Semi-Annual Shareholder Report
10

Shares			Value
		INVESTMENT COMPANY—1.6%
1,105,227	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	$1,105,227
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $60,396,847)[4]	67,071,422
		OTHER ASSETS AND LIABILITIES - NET—0.2%[5]	133,829
		TOTAL NET ASSETS—100%	$67,205,251
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$17.39	$16.12	$11.93	$12.12	$8.74	$7.85
Income From Investment Operations:
Net investment income (loss)	(0.07)[1]	(0.18)[1]	(0.07)[1]	(0.09)[1]	(0.13)[1]	(0.10)[1]
Net realized and unrealized gain (loss) on investments	0.92	1.45	4.26	(0.10)	3.51	0.99
TOTAL FROM INVESTMENT OPERATIONS	0.85	1.27	4.19	(0.19)	3.38	0.89
Net Asset Value, End of Period	$18.24	$17.39	$16.12	$11.93	$12.12	$8.74
Total Return[2]	4.89%	7.88%	35.12%	(1.57)%	38.67%	11.34%
Ratios to Average Net Assets:
Net expenses	1.75%[3]	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	(0.81)%[3]	(1.05)%	(0.49)%	(0.79)%	(1.18)%	(1.17)%
Expense waiver/reimbursement[4]	0.42%[3]	0.43%	0.59%	1.04%	1.14%	1.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,700	$29,690	$30,187	$22,718	$25,634	$19,822
Portfolio turnover	30%	61%	88%	69%	154%	142%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$16.69	$15.58	$11.62	$11.90	$8.65	$7.81
Income From Investment Operations:
Net investment income (loss)	(0.13)[1]	(0.30)[1]	(0.17)[1]	(0.17)[1]	(0.21)[1]	(0.16)[1]
Net realized and unrealized gain (loss) on investments	0.88	1.41	4.13	(0.11)	3.46	1.00
TOTAL FROM INVESTMENT OPERATIONS	0.75	1.11	3.96	(0.28)	3.25	0.84
Net Asset Value, End of Period	$17.44	$16.69	$15.58	$11.62	$11.90	$8.65
Total Return[2]	4.49%	7.12%	34.08%	(2.35)%	37.57%	10.76%
Ratios to Average Net Assets:
Net expenses	2.50%[3]	2.50%	2.50%	2.50%	2.50%	2.50%
Net investment income (loss)	(1.53)%[3]	(1.79)%	(1.25)%	(1.55)%	(1.93)%	(1.92)%
Expense waiver/reimbursement[4]	0.42%[3]	0.43%	0.59%	1.06%	1.15%	1.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,012	$1,842	$2,016	$1,640	$2,541	$2,350
Portfolio turnover	30%	61%	88%	69%	154%	142%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$16.27	$15.19	$11.33	$11.60	$8.43	$7.62
Income From Investment Operations:
Net investment income (loss)	(0.14)[1]	(0.30)[1]	(0.16)[1]	(0.17)[1]	(0.21)[1]	(0.16)[1]
Net realized and unrealized gain (loss) on investments	0.87	1.38	4.02	(0.10)	3.38	0.97
TOTAL FROM INVESTMENT OPERATIONS	0.73	1.08	3.86	(0.27)	3.17	0.81
Net Asset Value, End of Period	$17.00	$16.27	$15.19	$11.33	$11.60	$8.43
Total Return[2]	4.49%	7.11%	34.07%	(2.33)%	37.60%	10.63%
Ratios to Average Net Assets:
Net expenses	2.50%[3]	2.50%	2.50%	2.50%	2.50%	2.49%
Net investment income (loss)	(1.60)%[3]	(1.79)%	(1.24)%	(1.54)%	(1.94)%	(1.91)%
Expense waiver/reimbursement[4]	0.42%[3]	0.43%	0.59%	1.04%	1.13%	1.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,346	$4,608	$4,912	$4,223	$4,663	$2,795
Portfolio turnover	30%	61%	88%	69%	154%	142%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$17.79	$16.44	$12.14	$12.31	$8.85	$7.93
Income From Investment Operations:
Net investment income (loss)	(0.05)[1]	(0.14)[1]	(0.03)[1]	(0.06)[1]	(0.10)[1]	(0.08)[1]
Net realized and unrealized gain (loss) on investments	0.94	1.49	4.33	(0.11)	3.56	1.00
TOTAL FROM INVESTMENT OPERATIONS	0.89	1.35	4.30	(0.17)	3.46	0.92
Net Asset Value, End of Period	$18.68	$17.79	$16.44	$12.14	$12.31	$8.85
Total Return[2]	5.00%	8.21%	35.42%	(1.38)%	39.10%	11.60%
Ratios to Average Net Assets:
Net expenses	1.50%[3]	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	(0.58)%[3]	(0.80)%	(0.24)%	(0.54)%	(0.92)%	(0.92)%
Expense waiver/reimbursement[4]	0.42%[3]	0.43%	0.59%	1.05%	1.15%	1.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,146	$37,253	$31,179	$26,233	$29,395	$27,039
Portfolio turnover	30%	61%	88%	69%	154%	142%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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15

Statement of Assets and Liabilities
January 31, 2015 (unaudited)
Assets:
Total investment in securities, at value including $1,105,227 of investment in an affiliated holding (Note 5) (identified cost $60,396,847)		$67,071,422
Income receivable		114,583
Receivable for investments sold		428,070
Receivable for shares sold		77,808
TOTAL ASSETS		67,691,883
Liabilities:
Payable for investments purchased	$152,960
Payable for shares redeemed	224,114
Payable for transfer agent fee	47,140
Payable for portfolio accounting fees	13,508
Payable for distribution services fee (Note 5)	3,361
Payable for other service fees (Notes 2 and 5)	17,338
Payable for share registration costs	16,909
Accrued expenses (Note 5)	11,302
TOTAL LIABILITIES		486,632
Net assets for 3,659,792 shares outstanding		$67,205,251
Net Assets Consist of:
Paid-in capital		$59,002,036
Net unrealized appreciation of investments		6,674,575
Accumulated net realized gain on investments		2,284,918
Accumulated net investment income (loss)		(756,278)
TOTAL NET ASSETS		$67,205,251
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($28,700,354 ÷ 1,573,226 shares outstanding), no par value, unlimited shares authorized	$18.24
Offering price per share (100/94.50 of $18.24)	$19.30
Redemption proceeds per share	$18.24
Class B Shares:
Net asset value per share ($2,012,304 ÷ 115,415 shares outstanding), no par value, unlimited shares authorized	$17.44
Offering price per share	$17.44
Redemption proceeds per share (99.00/100 of $17.44)	$17.27
Class C Shares:
Net asset value per share ($3,346,211 ÷ 196,831 shares outstanding), no par value, unlimited shares authorized	$17.00
Offering price per share	$17.00
Redemption proceeds per share (99.00/100 of $17.00)	$16.83
Institutional Shares:
Net asset value per share ($33,146,382 ÷ 1,774,320 shares outstanding), no par value, unlimited shares authorized	$18.68
Offering price per share	$18.68
Redemption proceeds per share	$18.68
See Notes which are an integral part of the Financial Statements
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17

Statement of Operations
Six Months Ended January 31, 2015 (unaudited)
Investment Income:
Dividends (including $336 received from an affiliated holding (Note 5))		$338,980
Expenses:
Investment adviser fee (Note 5)	$419,549
Administrative fee (Note 5)	28,554
Custodian fees	5,852
Transfer agent fee	140,845
Directors'/Trustees' fees (Note 5)	1,031
Auditing fees	11,931
Legal fees	5,672
Portfolio accounting fees	39,474
Distribution services fee (Note 5)	22,539
Other service fees (Notes 2 and 5)	44,443
Share registration costs	24,498
Printing and postage	18,712
Miscellaneous (Note 5)	5,654
TOTAL EXPENSES	768,754
Waiver/reimbursement of investment adviser fee (Note 5)	(152,748)
Net expenses		616,006
Net investment income (loss)		(277,026)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		4,921,841
Net change in unrealized appreciation of investments		(957,890)
Net realized and unrealized gain on investments		3,963,951
Change in net assets resulting from operations		$3,686,925
See Notes which are an integral part of the Financial Statements
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18

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2015	Year Ended 7/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(277,026)	$(733,294)
Net realized gain on investments	4,921,841	9,490,958
Net change in unrealized appreciation/depreciation of investments	(957,890)	(3,333,015)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,686,925	5,424,649
Share Transactions:
Proceeds from sale of shares	8,393,371	16,325,070
Cost of shares redeemed	(18,267,664)	(16,650,066)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,874,293)	(324,996)
Change in net assets	(6,187,368)	5,099,653
Net Assets:
Beginning of period	73,392,619	68,292,966
End of period (including accumulated net investment income (loss) of $(756,278) and $(479,252), respectively)	$67,205,251	$73,392,619
See Notes which are an integral part of the Financial Statements
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19

Notes to Financial Statements
January 31, 2015 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
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21

additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Institutional Shares may bear distribution services fees and other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$36,973
Class B Shares	2,277
Class C Shares	5,193
TOTAL	$44,443
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Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	59,922	$1,082,581	141,156	$2,490,198
Shares redeemed	(193,614)	(3,495,730)	(307,176)	(5,375,153)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(133,692)	$(2,413,149)	(166,020)	$(2,884,955)

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	19,676	$340,556	18,297	$308,687
Shares redeemed	(14,642)	(252,416)	(37,296)	(634,098)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	5,034	$88,140	(18,999)	$(325,411)
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	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	14,837	$247,273	23,500	$374,325
Shares redeemed	(101,191)	(1,714,471)	(63,678)	(1,059,481)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(86,354)	$(1,467,198)	(40,178)	$(685,156)

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	374,134	$6,722,961	729,007	$13,151,860
Shares redeemed	(693,930)	(12,805,047)	(531,135)	(9,581,334)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(319,796)	$(6,082,086)	197,872	$3,570,526
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(534,808)	$(9,874,293)	(27,325)	$(324,996)
4. FEDERAL TAX INFORMATION
At January 31, 2015, the cost of investments for federal tax purposes was $60,396,847. The net unrealized appreciation of investments for federal tax purposes was $6,674,575. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,606,003 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,931,428.
At July 31, 2014, the Fund had a capital loss carryforward of $2,593,814 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforward and expiration year:
Expiration Year	Short-Term	Long-Term	Total
2018	$2,593,814	NA	$2,593,814
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of July 31, 2014, for federal income tax purposes, a late year ordinary loss of $479,252 was deferred to August 1, 2014.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the Adviser voluntarily waived $152,148 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$6,922
Class C Shares	15,617
TOTAL	$22,539
For the six months ended January 31, 2015, FSC retained $5,135 of fees paid by the Fund.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2015, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2015, FSC retained $1,158 in sales charges from the sale of Class A Shares. FSC also retained $1,989 of CDSC relating to redemptions of Class B Shares.
Other Service Fees
For the six months ended January 31, 2015, FSSC received $3,889 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective April 1, 2015, total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.89%, 1.89% and 0.89% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) April 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Funds are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Company Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2015, the Adviser reimbursed $600. Transactions involving the affiliated holding during the six months ended January 31, 2015, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2014	1,393,702
Purchases/Additions	9,632,297
Sales/Reductions	(9,920,772)
Balance of Shares Held 1/31/2015	1,105,227
Value	$1,105,227
Dividend Income	$336
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2015, were as follows:
Purchases	$21,437,468
Sales	$31,376,452
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2014 to January 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2014	Ending Account Value 1/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,048.90	$9.04[2]
Class B Shares	$1,000	$1,044.90	$12.89[3]
Class C Shares	$1,000	$1,044.90	$12.89[4]
Institutional Shares	$1,000	$1,050.00	$7.75[5]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.38	$8.89[2]
Class B Shares	$1,000	$1,012.60	$12.68[3]
Class C Shares	$1,000	$1,012.60	$12.68[4]
Institutional Shares	$1,000	$1,017.64	$7.63[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.75%
Class B Shares	2.50%
Class C Shares	2.50%
Institutional Shares	1.50%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class A Shares current Fee Limit of 1.14% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.89 and $5.80, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class B Shares current Fee Limit of 1.89% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $9.74 and $9.60, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class C Shares current Fee Limit of 1.89% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $9.74 and $9.60, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.89% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.60 and $4.53, respectively.
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Evaluation and Approval of Advisory Contract–May 2014
Federated MDT Small Cap Growth Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer
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did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships is quite different than serving as a primary adviser to a fund.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior Officer had specifically noted that the Fund's quantitative investment program is of such a type.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was at the median of the relevant peer group, the Fund's performance for the three-year period was above the median of the relevant peer group and the Fund's performance fell below the median of the relevant peer group for the five-year period. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period, outperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.
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Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized
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that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated MDT Small Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R775
CUSIP 31421R676
CUSIP 31421R767
CUSIP 31421R759
36367 (3/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Series

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date March 19, 2015

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 19, 2015